UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2018

Item 1. Reports to Stockholders

Multi-asset mutual fund

Delaware Foundation® Moderate Allocation Fund

September 30, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Foundation® Moderate Allocation Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of product including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2018 to September 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2018 to Sept. 30, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from April 1, 2018 to September 30, 2018 (Unaudited)

Delaware Foundation® Moderate Allocation

Fund Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Annualized Expense Ratio	Expenses Paid During Period 4/1/18 to 9/30/18*

Actual Fund return†
Class A	$1,000.00	$1,025.50	1.16%	$5.89
Class C	1,000.00	1,021.40	1.92%	9.73
Class R	1,000.00	1,024.40	1.42%	7.21
Institutional Class	1,000.00	1,026.70	0.92%	4.67

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.25	1.16%	$5.87
Class C	1,000.00	1,015.44	1.92%	9.70
Class R	1,000.00	1,017.95	1.42%	7.18
Institutional Class	1,000.00	1,020.46	0.92%	4.66

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies in which it invests (Underlying Funds), including exchange-traded funds. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocation, top 10 equity holdings and country allocation

Delaware Foundation® Moderate Allocation Fund	As of September 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	53.00%
US Markets	29.20%
Consumer Discretionary	2.45%
Consumer Staples	0.78%
Energy	1.63%
Financials	3.96%
Healthcare	4.87%
Industrials	2.57%
Information Technology	5.70%
Materials	0.90%
Real Estate	5.12%
Telecommunication Services	0.68%
Utilities	0.54%
Developed Markets	16.04%
Consumer Discretionary	3.02%
Consumer Staples	1.96%
Energy	0.62%
Financials	2.44%
Healthcare	1.89%
Industrials	3.52%
Information Technology	1.04%
Materials	0.90%
Real Estate	0.13%
Telecommunication Services	0.43%
Utilities	0.09%
Emerging Markets	7.76%
Consumer Discretionary	0.45%
Consumer Staples	0.90%
Energy	1.42%
Financials	0.95%
Healthcare	0.04%
Industrials	0.05%
Information Technology	2.80%
Materials	0.14%
Real Estate	0.05%
Telecommunication Services	0.96%
Exchange-Traded Funds	2.77%
Limited Partnership	0.05%

Security type / sector allocation, top 10 equity holdings and country allocation

Delaware Foundation® Moderate Allocation Fund

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.01%
Agency Collateralized Mortgage Obligations	8.59%
Agency Commercial Mortgage-Backed Securities	0.49%
Agency Mortgage-Backed Securities	6.40%
Collateralized Debt Obligations	2.44%
Corporate Bonds	18.68%
Banking	4.58%
Basic Industry	1.35%
Capital Goods	0.88%
Consumer Cyclical	0.63%
Consumer Non-Cyclical	1.95%
Energy	1.71%
Financials	0.68%
Insurance	0.64%
Media	0.55%
Real Estate	0.81%
Services	0.03%
Technology	0.57%
Telecommunications	1.45%
Transportation	0.43%
Utilities	2.42%
Loan Agreements	1.58%
Municipal Bonds	0.32%
Non-Agency Asset-Backed Securities	1.85%
Non-Agency Collateralized Mortgage Obligations	0.62%
Non-Agency Commercial Mortgage-Backed Securities	2.80%
Regional Bonds	0.06%
Sovereign Bonds	0.67%
Supranational Banks	0.02%
US Treasury Obligations	0.17%
Preferred Stock	0.45%
Short-Term Investments	1.11%
Total Value of Securities	102.08%
Liabilities Net of Receivables and Other Assets	(2.08%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Reliance Industries GDR	0.80%
Microsoft	0.61%
ITOCHU	0.47%
Equity Residential	0.45%
Samsung Electronics	0.45%
Simon Property Group	0.44%
SK Telecom ADR	0.42%
Alibaba Group Holding ADR	0.40%
Mitsubishi UFJ Financial Group	0.39%
Koninklijke Philips	0.39%

*Country/market	Percentage of net assets
Developed Markets	23.04%
Australia	0.90%
Austria	0.04%
Belgium	0.03%
Bermuda	0.14%
Canada	1.00%
Cayman Islands	2.52%
Denmark	0.40%
Finland	0.04%
France	2.75%
Germany	1.40%
Hong Kong	0.86%
Ireland	0.15%
Israel	0.13%
Italy	0.63%
Japan	4.27%
Luxembourg	0.09%
Netherlands	1.52%
New Zealand	0.01%
Norway	0.03%
Portugal	0.08%
Singapore	0.20%
Spain	0.86%
Sweden	0.64%
Switzerland	1.18%
United Kingdom	3.17%

Security type / sector allocation, top 10 equity holdings and country allocation

Delaware Foundation® Moderate Allocation Fund

*Country/market	Percentage of net assets
Emerging Markets	8.78%
Argentina	0.20%
Brazil	0.62%
Chile	0.10%
China	2.64%
Colombia	0.01%
India	0.91%
Indonesia	0.20%
Malaysia	0.01%
Mexico	0.71%
Morocco	0.13%
Peru	0.07%
Republic of Korea	1.61%
Russia	0.66%
South Africa	0.04%
Taiwan	0.64%
Thailand	0.04%
Turkey	0.13%
United Arab Emirates	0.06%
Supranational	0.02%
US Markets	69.13%
Total	100.97%

*Allocation includes all investments except for short-term investments.

Schedule of investments
Delaware Foundation® Moderate Allocation Fund	September 30, 2018 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 53.00%

US Markets – 29.20%
Consumer Discretionary – 2.45%
Amazon.com †	325	$650,975
American Eagle Outfitters	6,270	155,684
Aramark	3,820	164,336
BorgWarner	3,170	135,613
Century Communications =†	25,000	0
Cheesecake Factory	2,935	157,140
Chuy’s Holdings †	3,370	88,463
Cinemark Holdings	2,040	82,008
Comcast Class A	5,195	183,955
Dollar General	4,211	460,262
Dollar Tree †	9,300	758,415
Five Below †	1,450	188,587
Hasbro	4,064	427,208
Home Depot	2,395	496,124
Jack in the Box	1,780	149,217
Liberty Global Class A †	3,218	93,097
Liberty Global Class C †	14,061	395,958
Lowe’s	6,900	792,258
Malibu Boats Class A †	3,348	183,203
Nexstar Media Group Class A	610	49,654
NIKE Class B	2,345	198,668
Starbucks	3,350	190,414
Steven Madden	4,032	213,293
Tenneco Class A	3,325	140,115
Toll Brothers	2,425	80,098
Tractor Supply	1,345	122,234
TripAdvisor †	9,775	499,209
Twenty-First Century Fox Class A	2,030	94,050
Walt Disney	2,030	237,388

		7,387,626

Consumer Staples – 0.78%
Archer-Daniels-Midland	16,000	804,320
Casey’s General Stores	1,410	182,045
General Mills	3,045	130,691
J&J Snack Foods	1,153	173,976
Mondelez International Class A	18,273	785,008
PepsiCo	1,465	163,787
Pinnacle Foods	1,665	107,909

		2,347,736

Energy – 1.63%
Carrizo Oil & Gas †	7,330	184,716

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (US $)

Common Stock (continue)

US Markets (continued)
Energy (continued)
Chevron	2,630	$321,596
ConocoPhillips	10,300	797,220
EOG Resources	1,680	214,318
Halliburton	23,960	971,099
Keane Group †	7,990	98,836
KLX Energy Services Holdings †	675	21,607
Marathon Oil	35,549	827,581
Occidental Petroleum	11,885	976,590
Pioneer Energy Services †	20,020	59,059
Pioneer Natural Resources	1,275	222,092
SRC Energy †	11,785	104,769
Superior Energy Services †	7,075	68,911
US Silica Holdings	3,090	58,185

		4,926,579

Financials – 3.96%
Allstate	7,900	779,730
American Equity Investment Life Holding	3,795	134,191
American International Group	14,500	771,980
Bank of New York Mellon	14,900	759,751
BB&T	15,900	771,786
BlackRock	530	249,805
Bryn Mawr Bank	1,535	71,991
Capital One Financial	1,940	184,164
CenterState Bank	5,160	144,738
Charles Schwab	7,534	370,296
City Holding	1,426	109,517
CME Group	1,829	311,314
CoBiz Financial	4,818	106,671
Comerica	1,730	156,046
East West Bancorp	2,675	161,490
Essent Group †	5,170	228,773
Evercore Class A	1,020	102,561
FCB Financial Holdings Class A †	2,445	115,893
First Bancorp (North Carolina)	2,915	118,087
First Financial Bancorp	5,181	153,876
First Interstate BancSystem Class A	3,795	170,016
Great Western Bancorp	4,591	193,694
Hope Bancorp	8,790	142,134
Independent Bank	1,540	127,204
Independent Bank Group	2,205	146,191

	Number of shares	Value (US $)

Common Stock (continue)

US Markets (continued)
Financials (continued)
Intercontinental Exchange	8,433	$631,547
Invesco	5,755	131,674
JPMorgan Chase & Co.	4,670	526,963
KeyCorp	13,350	265,531
KKR & Co. Class A	20,073	547,391
LendingTree †	295	67,879
Marsh & McLennan	9,400	777,568
MGIC Investment †	24,915	331,619
Old National Bancorp	8,140	157,102
Primerica	1,830	220,607
Prudential Financial	1,380	139,822
Raymond James Financial	1,730	159,247
Reinsurance Group of America	605	87,459
Selective Insurance Group	3,070	194,945
State Street	1,645	137,818
Sterling Bancorp	5,800	127,600
Stifel Financial	2,955	151,473
Travelers	935	121,279
Umpqua Holdings	4,870	101,296
United Bankshares	1,205	43,802
US Bancorp	3,070	162,127
Valley National Bancorp	10,070	113,288
WSFS Financial	3,815	179,877

		11,959,813

Healthcare – 4.87%
Abbott Laboratories	14,050	1,030,708
AbbVie	1,745	165,042
Adamas Pharmaceuticals †	5,335	106,807
BeiGene ADR †	400	68,888
Biogen †	1,958	691,781
Brookdale Senior Living †	18,700	183,821
Cardinal Health	14,700	793,800
Catalent †	3,385	154,187
Celgene †	1,790	160,187
Cigna	1,055	219,704
Clovis Oncology †	2,665	78,271
CONMED	2,400	190,128
CryoLife †	4,973	175,050
CVS Health	10,300	810,816
DexCom †	1,295	185,237
Edwards Lifesciences †	1,060	184,546

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (US $)

Common Stock (continue)

US Markets (continued)
Healthcare (continued)
Eli Lilly & Co.	1,685	$180,817
Encompass Health	585	45,601
Exact Sciences †	610	48,141
Express Scripts Holding †	10,430	990,954
Illumina †	1,231	451,851
IQVIA Holdings †	5,172	671,015
Johnson & Johnson	8,280	1,144,048
Ligand Pharmaceuticals Class B †	845	231,944
Medicines †	4,420	132,202
Merck & Co.	14,510	1,029,339
Merit Medical Systems †	3,281	201,617
Natera †	5,928	141,916
NuVasive †	2,130	151,187
Pfizer	18,090	797,226
Prestige Consumer Healthcare †	3,674	139,208
Puma Biotechnology †	1,975	90,554
Quest Diagnostics	7,300	787,743
Quidel †	2,975	193,881
Repligen †	3,645	202,152
Retrophin †	5,935	170,513
Spark Therapeutics †	1,285	70,097
Spectrum Pharmaceuticals †	3,800	63,840
Supernus Pharmaceuticals †	1,570	79,049
Thermo Fisher Scientific	965	235,537
Ultragenyx Pharmaceutical †	835	63,744
UnitedHealth Group	1,836	488,449
Vanda Pharmaceuticals †	8,115	186,239
Vertex Pharmaceuticals †	990	190,813
West Pharmaceutical Services	940	116,062
Wright Medical Group †	6,785	196,901

		14,691,613

Industrials – 2.57%
ABM Industries	4,905	158,186
Applied Industrial Technologies	2,540	198,755
ASGN †	1,390	109,713
Barnes Group	2,912	206,839
Casella Waste Systems Class A †	4,450	138,217
Columbus McKinnon	4,003	158,279
Continental Building Products †	6,055	227,365
Eaton	1,580	137,033

	Number of shares	Value (US $)

Common Stock (continue)

US Markets (continued)
Industrials (continued)
ESCO Technologies	2,114	$143,858
Federal Signal	6,470	173,267
FedEx	2,251	542,018
Gates Industrial †	3,330	64,935
Granite Construction	2,798	127,869
Hawaiian Holdings	1,805	72,381
Honeywell International	930	154,752
Ingersoll-Rand	905	92,582
Kadant	1,796	193,699
KeyW Holding †	3,225	27,929
Kforce	2,090	78,584
KLX †	1,680	105,470
Knight-Swift Transportation Holdings	2,776	95,716
Lockheed Martin	455	157,412
MasTec †	1,860	83,049
MYR Group †	4,185	136,598
Navigant Consulting	4,510	104,001
Northrop Grumman	2,500	793,425
Oshkosh	1,195	85,132
Parker-Hannifin	1,430	263,020
Raytheon	3,900	805,974
Rockwell Automation	330	61,882
Southwest Airlines	2,530	157,999
Tetra Tech	2,878	196,567
Union Pacific	2,070	337,058
United Technologies	2,060	288,009
US Ecology	1,770	130,537
WageWorks †	1,938	82,850
Waste Management	8,800	795,168
Woodward	905	73,178

		7,759,306

Information Technology – 5.70%
Accenture Class A	1,265	215,303
Adobe Systems †	875	236,206
Alphabet Class A †	968	1,168,453
Alphabet Class C †	219	261,370
Analog Devices	1,505	139,152
Anixter International	1,650	115,995
Apple	4,145	935,692
Applied Materials	7,135	275,768
Apptio Class A †	4,063	150,168

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (US $)

Common Stock (continue)

US Markets (continued)
Information Technology (continued)
Arista Networks †	1,396	$371,141
Arlo Technologies †	2,645	38,379
Autodesk †	3,055	476,916
Belden	2,200	157,102
Blackbaud	765	77,632
Broadcom	980	241,795
Brooks Automation	3,870	135,566
CA	17,973	793,508
Cisco Systems	21,795	1,060,327
Convergys	2,850	67,659
eBay †	6,710	221,564
Electronic Arts †	3,182	383,399
ExlService Holdings †	2,845	188,339
Facebook Class A †	1,665	273,826
GrubHub †	345	47,824
II-VI †	3,630	171,699
Intel	23,440	1,108,478
j2 Global	2,250	186,413
MACOM Technology Solutions Holdings †	1,581	32,569
Mastercard Class A	3,559	792,269
MaxLinear Class A †	7,825	155,561
Microsoft	16,188	1,851,422
NETGEAR †	2,015	126,643
Oracle	15,300	788,868
Paycom Software †	580	90,138
PayPal Holdings †	7,026	617,164
Plantronics	1,850	111,555
Proofpoint †	975	103,672
PTC †	1,425	151,321
Q2 Holdings †	3,005	181,953
salesforce.com †	1,650	262,399
Semtech †	3,225	179,310
ServiceNow †	450	88,033
Silicon Laboratories †	1,115	102,357
SS&C Technologies Holdings	2,560	145,485
Take-Two Interactive Software †	3,917	540,507
Tyler Technologies †	895	219,329
Visa Class A	6,885	1,033,370
Yelp †	2,515	123,738

		17,197,337

	Number of shares	Value (US $)

Common Stock (continue)

US Markets (continued)
Materials – 0.90%
Axalta Coating Systems †	2,375	$69,255
Balchem	860	96,397
Boise Cascade	4,500	165,600
Coeur Mining †	12,770	68,064
DowDuPont	15,371	988,509
Eastman Chemical	2,275	217,763
Kaiser Aluminum	1,710	186,493
Minerals Technologies	2,705	182,858
Neenah	2,365	204,099
Quaker Chemical	1,070	216,365
Venator Materials †	3,475	31,275
WestRock	2,764	147,708
Worthington Industries	3,740	162,166

		2,736,552

Real Estate – 5.12%
American Tower	2,100	305,130
Apartment Investment & Management Class A	4,625	204,101
Armada Hoffler Properties	4,435	67,013
AvalonBay Communities	3,425	620,439
Boston Properties	4,300	529,287
Brandywine Realty Trust	29,300	460,596
Brixmor Property Group	5,390	94,379
Camden Property Trust	800	74,856
Cousins Properties	17,445	155,086
Crown Castle International	3,344	372,288
DDR	7,887	105,607
Douglas Emmett	9,150	345,138
EastGroup Properties	1,570	150,123
Empire State Realty Trust Class A	2,450	40,695
Equinix	461	199,562
Equity LifeStyle Properties	2,525	243,536
Equity Residential	20,620	1,366,281
Essex Property Trust	2,000	493,420
Extra Space Storage	2,325	201,438
Federal Realty Investment Trust	1,250	158,087
First Industrial Realty Trust	15,615	490,311
Gramercy Property Trust	4,951	135,855
Highwoods Properties	5,150	243,389
Host Hotels & Resorts	16,600	350,260
JBG SMITH Properties	2,562	94,358
Kilroy Realty	3,100	222,239

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (US $)

Common Stock (continue)

US Markets (continued)
Real Estate (continued)
Kimco Realty	10,775	$180,373
Kite Realty Group Trust	9,985	166,250
LaSalle Hotel Properties	2,275	78,692
Lexington Realty Trust	10,675	88,603
Liberty Property Trust	375	15,844
LTC Properties	125	5,514
Macerich	2,725	150,665
Mack-Cali Realty	6,950	147,757
Mid-America Apartment Communities	2,343	234,722
National Retail Properties	3,925	175,919
Omega Healthcare Investors	3,275	107,322
Pebblebrook Hotel Trust	7,710	280,413
Physicians Realty Trust	4,030	67,946
Prologis	17,059	1,156,430
PS Business Parks	1,400	177,926
Public Storage	2,525	509,116
Ramco-Gershenson Properties Trust	18,875	256,700
Regency Centers	6,565	424,559
Retail Value †	788	25,760
RLJ Lodging Trust	5,500	121,165
Sabra Health Care REIT	425	9,826
Simon Property Group	7,475	1,321,206
SL Green Realty	3,625	353,546
Spirit MTA REIT	1,352	15,575
Spirit Realty Capital	13,525	109,011
Tanger Factory Outlet Centers	5,350	122,408
Taubman Centers	1,325	79,275
UDR	8,150	329,505
Urban Edge Properties	2,325	51,336
Ventas	7,575	411,929
Vornado Realty Trust	5,150	375,950
Welltower	2,675	172,056

		15,446,773

Telecommunication Services – 0.68%
AT&T	32,740	1,099,409
ATN International	2,128	157,217
Verizon Communications	14,800	790,172

		2,046,798

Utilities – 0.54%
Edison International	11,700	791,856
NorthWestern	3,505	205,603

	Number of shares	Value (US $)

Common Stock (continue)

US Markets (continued)
Utilities (continued)
PPL	7,800	$228,228
South Jersey Industries	5,965	210,386
Spire	2,730	200,791

		1,636,864

Total US Markets (cost $53,066,101)		88,136,997

Developed Markets – 16.04%
Consumer Discretionary – 3.02%
Bandai Namco Holdings	3,300	128,230
Bayerische Motoren Werke	8,118	732,448
Cie Generale des Etablissements Michelin	6,664	796,549
Denso	3,900	205,915
Genting Singapore	170,000	131,817
HUGO BOSS	1,340	103,181
Industria de Diseno Textil	4,969	150,635
Kering	1,402	751,552
Luxottica Group	1,745	118,563
LVMH Moet Hennessy Louis Vuitton	490	173,291
Nitori Holdings	674	96,663
Oriental Land	1,100	115,015
Persimmon	2,780	85,695
Playtech	115,127	731,526
Publicis Groupe	4,223	252,412
Sony	5,200	318,810
Stanley Electric	5,100	174,384
Swatch Group	320	127,263
Techtronic Industries	170,500	1,088,991
Toyota Motor	17,988	1,123,261
USS	6,800	126,221
Valeo	9,294	403,576
Vivendi	7,430	191,252
WPP	8,190	120,039
Yue Yuen Industrial Holdings	313,000	869,628

		9,116,917

Consumer Staples – 1.96%
Aeon	6,700	161,426
Anheuser-Busch InBev	1,150	100,434
Asahi Group Holdings	2,300	99,696
Carlsberg Class B	7,367	883,641
Chocoladefabriken Lindt & Spruengli	28	196,291
Coca-Cola Amatil	22,919	161,694
Coca-Cola HBC †	3,930	133,847

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (US $)

Common Stock (continue)

Developed Markets (continued)
Consumer Staples (continued)
Diageo	3,430	$121,557
Essity Class B	6,060	152,328
Imperial Brands	31,606	1,100,325
Jeronimo Martins	5,810	85,569
Koninklijke Ahold Delhaize	8,110	185,968
L’Oreal	1,130	272,500
Matsumotokiyoshi Holdings	15,100	619,310
Nestle	4,205	350,574
Reckitt Benckiser Group (United Kingdom)	800	73,157
Sundrug	3,400	121,343
Suntory Beverage & Food	2,800	118,535
Tate & Lyle	16,800	149,514
Treasury Wine Estates	10,700	135,276
Unicharm	4,000	132,301
Unilever	1,780	97,813
Unilever CVA	2,990	166,512
WH Group 144A #	152,500	107,337
Woolworths Group	8,720	176,995

		5,903,943

Energy – 0.62%
Caltex Australia	4,975	107,526
Galp Energia	7,400	146,833
Neste	1,550	128,133
Suncor Energy	16,600	642,332
TOTAL	13,076	847,757

		1,872,581

Financials – 2.44%
AIA Group	46,400	414,310
AXA	33,905	911,309
Banco Espirito Santo Class R =†	370,000	0
Banco Santander	110,668	557,073
Bank Leumi Le-Israel	22,050	145,428
DBS Group Holdings	7,900	150,771
ING Groep	52,098	676,502
Investec	22,200	156,136
Kinnevik Class B	4,250	128,685
Mediobanca Banca di Credito Finanziario	8,480	84,712
Mitsubishi UFJ Financial Group	189,954	1,185,499
Nordea Bank	92,123	1,004,009
Prudential	10,700	245,387

	Number of shares	Value (US $)

Common Stock (continue)

Developed Markets (continued)
Financials (continued)
Raiffeisen Bank International	4,200	$120,935
Standard Chartered	80,883	670,911
UniCredit	39,182	589,762
United Overseas Bank	15,600	309,022

		7,350,451

Healthcare – 1.89%
Astellas Pharma	12,600	219,796
CSL	1,750	254,402
Fresenius SE & Co.	2,895	212,565
Koninklijke Philips	25,810	1,175,743
Lonza Group	490	167,261
Merck	1,360	140,533
Novartis	12,295	1,057,365
Novo Nordisk Class B	3,220	151,603
Roche Holding	2,130	516,005
Sanofi	5,798	515,384
Shire	16,401	988,369
Smith & Nephew	9,100	165,994
Sumitomo Dainippon Pharma	5,700	130,886

		5,695,906

Industrials – 3.52%
ABB	7,730	182,656
AGC	3,500	145,243
Brenntag	1,990	122,826
Cie de Saint-Gobain	3,325	143,398
Deutsche Post	30,756	1,096,631
East Japan Railway	6,966	647,123
Eiffage	1,190	132,859
Elbit Systems	790	100,167
Fraport Frankfurt Airport Services Worldwide	1,660	146,671
Fuji Electric	3,400	136,156
Intertek Group	1,895	123,300
ITOCHU	78,286	1,433,153
Japan Airlines	3,400	122,211
KION Group	1,950	119,859
Leonardo	39,339	474,102
Meggitt	90,870	670,844
MINEBEA MITSUMI	61,900	1,122,285
Mitsubishi Electric	9,500	130,142
Qantas Airways	31,300	133,489
Rexel	10,378	155,859

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (US $)

Common Stock (continue)

Developed Markets (continued)
Industrials (continued)
Rolls-Royce Holdings †	9,780	$125,866
Safran	1,905	266,964
Schneider Electric	2,100	168,968
Shimizu	15,600	142,380
Siemens	2,200	281,843
Teleperformance	2,727	514,505
Tokyu	9,800	179,233
Vestas Wind Systems	2,536	171,517
Vinci	9,761	929,533
Volvo Class B	11,533	203,866
West Japan Railway	2,200	153,373
Wolters Kluwer	2,615	162,980

		10,640,002

Information Technology – 1.04%
Amadeus IT Group	2,405	223,442
ASM Pacific Technology	13,000	132,352
ASML Holding (New York Shares)	1,420	265,274
Capgemini	1,430	179,977
CGI Group Class A †	12,036	776,029
Computershare	11,150	160,793
Infineon Technologies	7,135	162,120
InterXion Holding †	2,330	156,809
Nice †	1,320	149,332
Omron	3,400	143,637
Sage Group	13,900	106,240
SAP	1,720	211,683
Seiko Epson	8,400	143,278
Tokyo Electron	1,100	151,127
Trend Micro	2,800	180,144

		3,142,237

Materials – 0.90%
Air Liquide	1,785	234,811
Alamos Gold Class A	29,473	135,311
BASF	1,250	111,098
BlueScope Steel	11,470	140,783
Covestro 144A #	1,780	144,378
CRH	5,265	172,262
Givaudan	91	223,745
Koninklijke DSM	1,655	175,321
Kuraray	9,000	135,293
Norsk Hydro	16,750	100,557

	Number of shares	Value (US $)

Common Stock (continue)

Developed Markets (continued)
Materials (continued)
Rio Tinto	13,387	$677,006
Shin-Etsu Chemical	2,300	203,745
South32	62,000	175,681
Yamana Gold	39,736	99,059

		2,729,050

Real Estate – 0.13%
Daito Trust Construction	1,100	141,494
Klepierre	3,325	117,861
Mirvac Group	71,900	125,255

		384,610

Telecommunication Services – 0.43%
Nippon Telegraph & Telephone	18,530	836,965
Tele2 Class B	38,211	460,042

		1,297,007

Utilities – 0.09%
National Grid	13,891	143,287
Tokyo Gas	5,500	135,176

		278,463

Total Developed Markets (cost $38,193,612)		48,411,167

Emerging Markets – 7.76%
Consumer Discretionary – 0.45%
Arcos Dorados Holdings
Class A	23,300	145,625
Astra International	406,000	200,255
B2W Cia Digital †	53,734	366,028
Grupo Televisa ADR	14,075	249,691
Hyundai Motor	1,008	117,680
JD.com ADR †	6,600	172,194
Woolworths Holdings	28,377	99,531

		1,351,004

Consumer Staples – 0.90%
Atacadao Distribuicao Comercio e Industria	19,700	72,243
BRF ADR †	19,660	107,737
China Mengniu Dairy †	88,000	292,833
Cia Brasileira de Distribuicao ADR	8,300	178,284
Cia Cervecerias Unidas ADR	3,900	108,810
Coca-Cola Femsa ADR	6,730	412,145
Fomento Economico Mexicano ADR	1,925	190,517
Lotte Chilsung Beverage	89	111,686
Lotte Confectionery	367	59,719

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (US $)

Common Stock (continue)

Emerging Markets (continued)
Consumer Staples (continued)
Tingyi Cayman Islands Holding	187,724	$344,833
Tsingtao Brewery Class H	26,000	122,222
Uni-President China Holdings	372,600	397,429
Wal-Mart de Mexico	53,062	160,967
X5 Retail Group GDR	6,589	148,911

		2,708,336

Energy – 1.42%
China Petroleum & Chemical Class H	232,200	232,546
CNOOC ADR	700	138,278
Gazprom PJSC ADR	66,250	331,250
LUKOIL PJSC ADR	5,400	412,776
Petroleo Brasileiro ADR	25,819	311,635
PTT	71,120	119,303
Reliance Industries GDR 144A #	70,597	2,425,007
Rosneft Oil PJSC GDR	43,227	324,548

		4,295,343

Financials – 0.95%
Akbank T.A.S.	131,410	150,678
Banco Bradesco ADR	22,102	156,482
Banco Santander Brasil ADR	9,500	83,695
Banco Santander Mexico ADR	28,500	221,160
China Construction Bank Class H	292,000	255,134
Grupo Financiero Banorte	23,700	171,449
Industrial & Commercial Bank of China Class H	558,000	407,718
Itau Unibanco Holding ADR	21,043	231,052
KB Financial Group ADR	5,316	256,656
Ping An Insurance Group Co. of China Class H	34,500	350,361
Samsung Life Insurance	2,564	224,906
Sberbank of Russia PJSC	117,002	363,126

		2,872,417

Healthcare – 0.04%
Genscript Biotech †	46,000	77,682
Hypera	7,800	55,025

		132,707

Industrials – 0.05%
Gol Linhas Aereas Inteligentes ADR †	11,700	63,882
Lotte †	1,668	85,862

		149,744

Information Technology – 2.80%
Alibaba Group Holding ADR †	7,278	1,199,123
Baidu ADR †	2,000	457,360

	Number of shares	Value (US $)

Common Stock (continue)

Emerging Markets (continued)
Information Technology (continued)
Hon Hai Precision Industry	186,978	$485,005
Mail.Ru Group GDR †	3,962	107,053
MediaTek	55,000	444,028
NAVER	137	88,431
Samsung Electronics	32,538	1,362,533
SINA †	8,700	604,476
SK Hynix	13,413	883,922
Sohu.com ADR †	11,300	224,644
Taiwan Semiconductor Manufacturing	94,069	808,735
Taiwan Semiconductor Manufacturing ADR	4,700	207,552
Tencent Holdings	27,400	1,131,232
Weibo ADR †	1,580	115,545
WNS Holdings ADR †	4,126	209,395
Yandex Class A †	3,400	111,826

		8,440,860

Materials – 0.14%
Cemex ADR †	16,026	112,823
Cia de Minas Buenaventura ADR	14,600	195,786
Impala Platinum Holdings †	6,822	13,267
UltraTech Cement	1,577	88,323

		410,199

Real Estate – 0.05%
Etalon Group GDR 144A #	20,100	46,933
IRSA Inversiones y Representaciones ADR	5,300	89,835
UEM Sunrise	147,519	29,586

		166,354

Telecommunication Services – 0.96%
America Movil Class L ADR	6,246	100,311
China Mobile	39,715	391,399
China Mobile ADR	10,000	489,300
LG Uplus	11,296	186,357
Mobile TeleSystems PJSC ADR	9,000	76,770
SK Telecom ADR	45,700	1,274,116
Telefonica Brasil ADR	10,655	103,673
TIM Participacoes ADR	10,500	152,145
Turkcell Iletisim Hizmetleri ADR	14,837	71,514

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (US $)

Common Stock (continue)

Emerging Markets (continued)
Telecommunication Services (continued)
VEON ADR	18,714	$54,271

		2,899,856

Total Emerging Markets (cost $18,473,698)		23,426,820

Total Common Stock (cost $109,733,411)		159,974,984

	Number of shares

Exchange-Traded Funds – 2.77%

iShares MSCI EAFE ETF	2,065	140,399
iShares MSCI EAFE Growth ETF	20,020	1,603,001
iShares Russell 1000 Growth ETF	33,000	5,147,340
Vanguard FTSE Developed Markets ETF	2,855	123,536
Vanguard Mega Cap Growth ETF	5,180	663,921
Vanguard Russell 1000 Growth ETF	4,210	672,926

Total Exchange-Traded Funds (cost $6,340,781)		8,351,123

Limited Partnership – 0.05%

Brookfield Property Partners	7,782	162,566

Total Limited Partnership (cost $162,644)		162,566

	Principal amount°

Agency Asset-Backed Securities – 0.01%

Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.682% 9/26/33 ●	38,800	42,102
Fannie Mae REMIC Trust
Series 2002-W11 AV1 2.556% (LIBOR01M + 0.34%, Floor 0.17%) 11/25/32 ●	2,248	2,201

Total Agency Asset-Backed Securities (cost $40,735)		44,303

Agency Collateralized Mortgage Obligations – 8.59%

Fannie Mae Interest Strip
Series 417 C24 3.50% 12/25/42 S	219,858	41,212
Series 418 C12 3.00% 8/25/33 S	107,420	13,908
Series 419 C2 3.00% 5/25/29 S	1,253,943	114,600
Series 419 C3 3.00% 11/25/43 S	61,807	12,356
Fannie Mae REMICs
Series 2008-15 SB 4.384% (6.60% minus LIBOR01M, Cap 6.60%) 8/25/36 S●	33,134	5,144
Series 2010-96 DC 4.00% 9/25/25	1,524	1,603
Series 2012-51 SA 4.284% (6.50% minus LIBOR01M, Cap 6.50%) 5/25/42 S●	89,877	18,214

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2012-60 KI 3.00% 9/25/26 S	101,681	$5,740
Series 2012-98 DI 3.50% 9/25/27 S	31,321	3,183
Series 2012-98 IY 3.00% 9/25/27 S	381,152	34,261
Series 2012-98 KI 3.50% 7/25/27 S	87,968	8,357
Series 2012-98 MI 3.00% 8/25/31 S	195,560	21,649
Series 2012-99 AI 3.50% 5/25/39 S	425,483	44,010
Series 2012-107 IG 3.50% 10/25/27 S	349,113	34,747
Series 2012-118 AI 3.50% 11/25/37 S	867,480	93,263
Series 2012-120 CI 3.50% 12/25/31 S	353,148	35,397
Series 2012-120 WI 3.00% 11/25/27 S	68,871	6,506
Series 2012-121 ID 3.00% 11/25/27 S	207,603	19,488
Series 2012-125 MI 3.50% 11/25/42 S	408,823	89,405
Series 2012-126 PI 3.50% 7/25/42 S	238,174	30,720
Series 2012-129 PZ 3.50% 12/25/42	71,116	66,498
Series 2012-133 NI 4.00% 5/25/42 S	141,506	21,943
Series 2012-137 EI 3.00% 12/25/27 S	514,972	44,482
Series 2012-137 QI 3.00% 12/25/27 S	484,300	47,679
Series 2012-137 WI 3.50% 12/25/32 S	106,496	15,968
Series 2012-139 NS 4.484% (6.70% minus LIBOR01M, Cap 6.70%) 12/25/42 S●	197,241	41,149
Series 2012-144 EI 3.00% 1/25/28 S	34,699	2,921
Series 2012-146 IO 3.50% 1/25/43 S	44,003	8,832
Series 2012-149 IC 3.50% 1/25/28 S	35,298	3,686
Series 2012-153 DI 3.50% 1/25/28 S	99,378	10,013
Series 2013-1 YI 3.00% 2/25/33 S	53,856	7,062
Series 2013-4 PL 2.00% 2/25/43	26,000	20,461
Series 2013-7 EI 3.00% 10/25/40 S	5,158,543	690,457
Series 2013-7 GP 2.50% 2/25/43	23,000	19,978
Series 2013-9 IO 3.00% 2/25/28 S	109,841	9,555
Series 2013-14 BI 2.50% 3/25/28 S	131,237	10,052
Series 2013-26 ID 3.00% 4/25/33 S	229,777	32,172
Series 2013-38 AI 3.00% 4/25/33 S	222,119	29,966
Series 2013-43 IX 4.00% 5/25/43 S	616,326	150,624
Series 2013-44 DI 3.00% 5/25/33 S	691,831	97,552
Series 2013-45 PI 3.00% 5/25/33 S	450,262	63,066
Series 2013-51 PI 3.00% 11/25/32 S	671,751	77,763
Series 2013-55 AI 3.00% 6/25/33 S	254,937	36,139
Series 2013-59 PY 2.50% 6/25/43	100,000	86,736
Series 2013-60 CI 3.00% 6/25/31 S	1,386,960	126,360
Series 2013-62 PY 2.50% 6/25/43	101,000	86,123
Series 2013-64 KI 3.00% 2/25/33 S	1,295,605	171,920
Series 2013-69 IJ 3.00% 7/25/33 S	97,142	13,499

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2013-69 IO 3.00% 11/25/31 S	84,593	$8,007
Series 2013-71 ZA 3.50% 7/25/43	102,118	99,066
Series 2013-75 JI 3.00% 9/25/32 S	265,301	32,182
Series 2013-83 LI 2.50% 8/25/28 S	273,354	22,947
Series 2013-92 SA 3.734% (5.95% minus LIBOR01M, Cap 5.95%) 9/25/43 S●	60,461	10,574
Series 2014-36 ZE 3.00% 6/25/44	182,183	160,521
Series 2014-59 AI 3.00% 10/25/40 S	99,227	11,435
Series 2014-63 KI 3.50% 11/25/33 S	153,616	18,497
Series 2014-68 BS 3.934% (6.15% minus LIBOR01M, Cap 6.15%) 11/25/44 S●	305,611	55,176
Series 2014-90 SA 3.934% (6.15% minus LIBOR01M, Cap 6.15%) 1/25/45 S●	247,370	40,305
Series 2014-94 AI 3.00% 10/25/32 S	148,547	14,054
Series 2015-28 GI 3.50% 6/25/34 S	332,495	41,754
Series 2015-40 GZ 3.50% 5/25/45	39,324	36,755
Series 2015-43 PZ 3.50% 6/25/45	11,236	10,539
Series 2015-44 Z 3.00% 9/25/43	275,935	241,757
Series 2015-53 KB 3.00% 1/25/45	42,000	38,791
Series 2015-59 CI 3.50% 8/25/30 S	45,191	4,314
Series 2015-66 ID 3.50% 5/25/42 S	68,479	9,182
Series 2015-71 PI 4.00% 3/25/43 S	1,178,947	205,305
Series 2015-87 TI 3.50% 11/25/35 S	200,305	34,005
Series 2015-89 EZ 3.00% 12/25/45	93,620	79,248
Series 2015-95 SH 3.784% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/46 S●	210,000	36,332
Series 2016-2 HI 3.00% 12/25/41 S	361,578	52,047
Series 2016-17 BI 4.00% 2/25/43 S	1,927,928	297,364
Series 2016-20 DI 3.50% 4/25/31 S	260,818	34,134
Series 2016-24 LI 3.00% 6/25/42 S	176,546	21,102
Series 2016-33 DI 3.50% 6/25/36 S	133,490	20,220
Series 2016-33 EL 3.00% 6/25/46	447,000	394,366
Series 2016-40 ZC 3.00% 7/25/46	1,070	946
Series 2016-43 GI 3.00% 4/25/42 S	133,601	17,875
Series 2016-54 PI 3.00% 2/25/44 S	392,461	43,211
Series 2016-60 LI 3.00% 9/25/46 S	168,262	25,668
Series 2016-61 ML 3.00% 9/25/46	21,000	19,066
Series 2016-62 IC 3.00% 3/25/43 S	153,865	18,325

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2016-62 SA 3.784% (6.00% minus LIBOR01M, Cap 6.00%) 9/25/46 S●	335,181	$63,975
Series 2016-71 PI 3.00% 10/25/46 S	85,105	12,841
Series 2016-72 AZ 3.00% 10/25/46	419,394	372,371
Series 2016-74 GS 3.784% (6.00% minus LIBOR01M, Cap 6.00%) 10/25/46 S●	3,161,212	645,826
Series 2016-80 BZ 3.00% 11/25/46	557,091	466,502
Series 2016-80 JZ 3.00% 11/25/46	50,837	44,297
Series 2016-83 PI 3.50% 7/25/45 S	79,558	13,516
Series 2016-90 CI 3.00% 2/25/45 S	2,585,738	341,640
Series 2016-95 IO 3.00% 12/25/46 S	4,468,528	799,705
Series 2016-95 US 3.784% (6.00% minus LIBOR01M, Cap 6.00%) 12/25/46 S●	4,352,800	702,621
Series 2016-99 DI 3.50% 1/25/46 S	86,601	16,370
Series 2016-99 TI 3.50% 3/25/36 S	191,329	26,298
Series 2016-101 ZP 3.50% 1/25/47	35,081	32,326
Series 2016-105 SA 3.784% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/47 S●	75,688	14,431
Series 2017-6 NI 3.50% 3/25/46 S	272,811	52,548
Series 2017-8 SG 3.784% (6.00% minus LIBOR01M, Cap 6.00%) 2/25/47 S●	85,822	15,907
Series 2017-15 NI 3.50% 3/25/42 S	354,106	45,709
Series 2017-15 NZ 3.50% 3/25/47	6,341	5,990
Series 2017-16 SM 3.834% (6.05% minus LIBOR01M, Cap 6.05%) 3/25/47 S●	274,659	51,678
Series 2017-16 YT 3.00% 7/25/46	14,000	13,255
Series 2017-16 YW 3.00% 3/25/47	15,000	13,540
Series 2017-17 CM 3.00% 11/25/41	133,000	124,325
Series 2017-17 LI 3.00% 4/25/37 S	158,263	15,735
Series 2017-21 ZD 3.50% 4/25/47	3,161	2,972
Series 2017-24 AI 3.00% 8/25/46 S	240,022	39,387
Series 2017-25 BL 3.00% 4/25/47	6,000	5,477
Series 2017-26 VZ 3.00% 4/25/47	33,471	29,313
Series 2017-27 EM 3.00% 4/25/47	40,000	36,045
Series 2017-39 CY 3.50% 5/25/47	3,000	2,896
Series 2017-40 GZ 3.50% 5/25/47	14,711	13,883
Series 2017-40 IG 3.50% 3/25/43 S	293,553	40,758
Series 2017-45 IJ 3.00% 11/25/46 S	120,580	22,264
Series 2017-46 BI 3.00% 4/25/47 S	152,158	22,367
Series 2017-46 JI 3.50% 1/25/43 S	77,086	10,485
Series 2017-55 HY 3.00% 7/25/47	157,000	140,725
Series 2017-59 KI 3.00% 3/25/47 S	332,261	60,112

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2017-61 SB 3.934% (6.15% minus LIBOR01M, Cap 6.15%) 8/25/47 S●	4,795,502	$905,089
Series 2017-61 TB 3.00% 8/25/44	10,000	9,162
Series 2017-64 JI 3.50% 7/25/42 S	350,419	47,487
Series 2017-66 QY 3.00% 9/25/43	30,000	28,165
Series 2017-67 BZ 3.00% 9/25/47	6,198	5,236
Series 2017-88 EI 3.00% 11/25/47 S	208,324	40,610
Series 2017-88 IE 3.00% 11/25/47 S	122,921	23,480
Series 2017-94 CZ 3.50% 11/25/47	13,423	12,606
Series 2017-96 EZ 3.50% 12/25/47	19,562	18,465
Series 2017-99 DZ 3.50% 12/25/47	30,887	28,404
Series 2017-99 IE 3.00% 12/25/47 S	188,251	38,126
Series 2017-108 AZ 3.50% 1/25/58	15,398	13,873
Series 2017-111 GZ 3.00% 1/25/48	10,227	8,573
Series 2018-3 LY 3.00% 2/25/48	98,000	86,159
Series 2018-8 MU 3.00% 2/25/48	30,000	26,977
Series 2018-15 GZ 3.00% 3/25/48	44,776	40,535
Series 2018-31 KQ 3.50% 5/25/48	15,000	13,928
Series 2018-53 Z 3.50% 7/25/48	43,377	39,031
Freddie Mac REMICs
Series 3939 EI 3.00% 3/15/26 S	364,920	19,342
Series 4015 MY 3.50% 3/15/42	30,000	29,254
Series 4050 EI 4.00% 2/15/39 S	177,197	17,221
Series 4092 AI 3.00% 9/15/31 S	185,222	18,879
Series 4100 EI 3.00% 8/15/27 S	186,004	16,605
Series 4106 EI 3.50% 4/15/41 S	99,682	12,028
Series 4109 AI 3.00% 7/15/31 S	378,875	45,960
Series 4120 IK 3.00% 10/15/32 S	319,016	45,087
Series 4120 MI 3.00% 10/15/32 S	48,654	7,111
Series 4135 AI 3.50% 11/15/42 S	50,810	10,699
Series 4136 EZ 3.00% 11/15/42	42,212	39,550
Series 4146 IA 3.50% 12/15/32 S	160,914	25,041
Series 4151 BI 2.50% 1/15/43 S	273,686	45,488
Series 4159 KS 3.992% (6.15% minus LIBOR01M, Cap 6.15%) 1/15/43 S●	49,789	9,319
Series 4159 NI 2.50% 7/15/42 S	232,478	21,536
Series 4161 IM 3.50% 2/15/43 S	151,685	34,332
Series 4180 PI 3.00% 3/15/33 S	886,080	118,225
Series 4181 DI 2.50% 3/15/33 S	121,427	14,713
Series 4184 GS 3.962% (6.12% minus LIBOR01M, Cap 6.12%) 3/15/43 S●	177,796	33,362

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4185 LI 3.00% 3/15/33 S	176,546	$25,276
Series 4186 IE 3.00% 3/15/33 S	3,466,854	489,788
Series 4191 CI 3.00% 4/15/33 S	106,169	14,755
Series 4195 CI 3.00% 4/15/28 S	145,024	13,829
Series 4197 LZ 4.00% 4/15/43	37,244	37,944
Series 4203 DI 3.00% 4/15/33 S	945,427	81,050
Series 4205 AI 2.50% 5/15/28 S	43,836	3,746
Series 4210 Z 3.00% 5/15/43	68,937	60,343
Series 4216 KI 3.50% 6/15/28 S	67,164	6,619
Series 4223 HI 3.00% 4/15/30 S	845,723	65,145
Series 4342 CI 3.00% 11/15/33 S	102,745	12,463
Series 4366 DI 3.50% 5/15/33 S	441,996	62,743
Series 4433 DI 3.00% 8/15/32 S	1,641,955	162,652
Series 4435 DY 3.00% 2/15/35	222,000	208,386
Series 4451 DI 3.50% 10/15/39 S	390,829	55,294
Series 4455 MA 2.50% 1/15/43	62,279	55,560
Series 4456 MZ 3.50% 3/15/45	3,390	3,146
Series 4464 DA 2.50% 1/15/43	41,460	37,058
Series 4476 GI 3.00% 6/15/41 S	419,248	52,924
Series 4487 ZC 3.50% 6/15/45	830,338	760,885
Series 4518 CI 3.50% 6/15/42 S	955,078	122,024
Series 4527 CI 3.50% 2/15/44 S	125,758	22,872
Series 4531 PZ 3.50% 11/15/45	171,134	157,736
Series 4567 LI 4.00% 8/15/45 S	1,945,352	390,985
Series 4574 AI 3.00% 4/15/31 S	726,803	90,571
Series 4580 MI 3.50% 2/15/43 S	229,661	35,346
Series 4581 LI 3.00% 5/15/36 S	138,174	18,960
Series 4594 SG 3.842% (6.00% minus LIBOR01M, Cap 6.00%) 6/15/46 S●	237,846	49,666
Series 4618 SA 3.842% (6.00% minus LIBOR01M, Cap 6.00%) 9/15/46 S●	170,468	34,689
Series 4622 HI 3.00% 11/15/43 S	339,750	41,325
Series 4623 LZ 2.50% 10/15/46	403,877	326,768
Series 4623 MS 3.842% (6.00% minus LIBOR01M, Cap 6.00%) 10/15/46 S●	313,533	62,531
Series 4623 WI 4.00% 8/15/44 S	372,629	64,897
Series 4625 PZ 3.00% 6/15/46	1,059	928
Series 4627 PI 3.50% 5/15/44 S	82,940	12,100
Series 4629 KB 3.00% 11/15/46	390,000	355,750
Series 4643 QI 3.50% 9/15/45 S	646,331	112,781
Series 4648 MZ 3.00% 6/15/46	1,051	934

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4648 NC 3.00% 9/15/46	6,000	$5,540
Series 4648 ND 3.00% 9/15/46	45,000	40,601
Series 4648 SA 3.842% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/47 S●	4,704,062	949,707
Series 4650 JE 3.00% 7/15/46	35,000	31,211
Series 4655 WI 3.50% 8/15/43 S	241,420	41,769
Series 4656 HI 3.50% 5/15/42 S	197,822	31,406
Series 4657 JZ 3.50% 2/15/47	5,284	4,698
Series 4657 NW 3.00% 4/15/45	54,000	51,124
Series 4657 WI 3.50% 3/15/42 S	69,578	10,046
Series 4660 GI 3.00% 8/15/43 S	241,255	38,990
Series 4663 HZ 3.50% 3/15/47	73,768	69,685
Series 4663 JI 3.50% 3/15/43 S	81,227	12,192
Series 4669 QW 3.00% 9/15/44	1,000	925
Series 4710 CI 3.50% 12/15/43 S	161,179	24,769
Series 4721 HI 3.50% 9/15/42 S	138,348	22,919
Series 4738 TW 3.00% 11/15/46	93,000	87,238
Series 4748 JW 3.00% 11/15/47	20,000	18,218
Series 4753 EZ 3.50% 12/15/47	98,263	90,280
Series 4761 Z 3.50% 12/15/47	25,589	23,896
Series 4791 AZ 3.50% 12/15/47	7,103	6,907
Freddie Mac Strips
Series 267 S5 3.842% (6.00% minus LIBOR01M, Cap 6.00%) 8/15/42 S●	208,095	35,331
Series 290 IO 3.50% 11/15/32 S	97,926	15,905
Series 299 S1 3.842% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/43 S●	165,175	27,150
Series 303 C17 3.50% 1/15/43 S	250,953	51,707
Series 304 C38 3.50% 12/15/27 S	27,170	2,452
Series 319 S2 3.842% (6.00% minus LIBOR01M, Cap 6.00%) 11/15/43 S●	58,392	10,429
Series 326 S2 3.792% (5.95% minus LIBOR01M, Cap 5.95%) 3/15/44 S●	295,956	41,481
GNMA
Series 2010-113 KE 4.50% 9/20/40	274,154	287,634
Series 2012-61 PI 3.00% 4/20/39 S	144,938	11,087
Series 2012-108 KI 4.00% 8/16/42 S	89,244	17,154
Series 2012-136 MX 2.00% 11/20/42	780,000	661,738
Series 2013-22 IO 3.00% 2/20/43 S	181,808	32,905
Series 2013-88 LZ 2.50% 6/16/43	160,754	137,299

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2013-113 LY 3.00% 5/20/43	450,000	$414,474
Series 2013-182 CZ 2.50% 12/20/43	13,511	11,819
Series 2014-12 ZB 3.00% 1/16/44	20,701	18,516
Series 2015-36 PI 3.50% 8/16/41 S	279,558	27,264
Series 2015-44 AI 3.00% 8/20/41 S	254,439	26,112
Series 2015-64 GZ 2.00% 5/20/45	111,164	83,621
Series 2015-74 CI 3.00% 10/16/39 S	118,909	14,213
Series 2015-76 MZ 3.00% 5/20/45	15,470	14,335
Series 2015-82 EZ 3.50% 6/20/45	100,826	93,377
Series 2015-82 GI 3.50% 12/20/38 S	242,620	23,795
Series 2015-111 IH 3.50% 8/20/45 S	56,782	8,226
Series 2015-127 LM 3.00% 9/20/45	4,000	3,594
Series 2015-133 AL 3.00% 5/20/45	299,000	279,832
Series 2015-142 AI 4.00% 2/20/44 S	86,815	11,803
Series 2016-5 GL 3.00% 7/20/45	455,000	424,635
Series 2016-46 DZ 3.00% 4/20/46	39,779	34,094
Series 2016-75 JI 3.00% 9/20/43 S	96,243	14,654
Series 2016-83 MB 3.00% 10/20/45	13,000	12,231
Series 2016-89 QS 3.885% (6.05% minus LIBOR01M, Cap 6.05%) 7/20/46 S●	81,048	16,103
Series 2016-101 QL 3.00% 7/20/46	1,164,000	1,065,636
Series 2016-103 DY 2.50% 8/20/46	228,000	192,385
Series 2016-108 YL 3.00% 8/20/46	1,652,650	1,536,997
Series 2016-118 DI 3.50% 3/20/43 S	162,374	22,695
Series 2016-120 IA 3.00% 2/20/46 S	280,098	43,685
Series 2016-126 NS 3.935% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	83,790	16,379
Series 2016-134 MW 3.00% 10/20/46	950,000	908,839
Series 2016-135 JI 3.00% 7/20/46 S	83,948	14,243
Series 2016-146 KS 3.935% (6.10% minus LIBOR01M, Cap 6.10%) 10/20/46 S●	77,653	15,332
Series 2016-149 GI 4.00% 11/20/46 S	282,966	64,547
Series 2016-156 AI 3.00% 12/20/42 S	94,726	10,569
Series 2016-160 VZ 2.50% 11/20/46	56,530	44,332
Series 2016-167 QM 3.00% 4/20/46	35,000	32,552
Series 2016-171 IO 3.00% 7/20/44 S	72,300	9,598
Series 2016-171 IP 3.00% 3/20/46 S	745,475	111,213
Series 2017-4 BW 3.00% 1/20/47	40,000	37,336
Series 2017-10 IB 4.00% 1/20/47 S	76,473	16,930
Series 2017-10 KZ 3.00% 1/20/47	1,051	939
Series 2017-11 IM 3.00% 5/20/42 S	154,506	19,208
Series 2017-17 BV 3.00% 4/20/40	39,000	37,859

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2017-18 GM 2.50% 2/20/47	3,000	$2,652
Series 2017-19 AY 3.00% 2/20/47	15,000	13,694
Series 2017-25 CZ 3.50% 2/20/47	17,967	17,298
Series 2017-25 WZ 3.00% 2/20/47	912,268	836,378
Series 2017-36 ZC 3.00% 3/20/47	63,804	54,169
Series 2017-52 GH 3.00% 4/20/47	35,000	32,324
Series 2017-52 LE 3.00% 1/16/47	188,000	169,658
Series 2017-56 GZ 3.50% 4/20/47	4,203	3,687
Series 2017-56 JZ 3.00% 4/20/47	6,260	5,497
Series 2017-56 QW 3.00% 12/20/46	6,000	5,554
Series 2017-68 SB 3.985% (6.15% minus LIBOR01M, Cap 6.15%) 5/20/47 S●	288,020	47,148
Series 2017-80 AS 4.035% (6.20% minus LIBOR01M, Cap 6.20%) 5/20/47 S●	133,348	23,945
Series 2017-101 HD 3.00% 1/20/47	30,000	27,671
Series 2017-101 ND 3.00% 1/20/47	30,000	28,128
Series 2017-107 T 3.00% 1/20/47	22,000	20,951
Series 2017-113 LB 3.00% 7/20/47	20,000	18,263
Series 2017-116 ZL 3.00% 6/20/47	16,569	14,208
Series 2017-117 C 3.00% 8/20/47	45,000	40,479
Series 2017-117 GI 3.00% 3/20/47 S	387,063	65,163
Series 2017-121 IC 3.00% 12/20/45 S	407,012	71,749
Series 2017-121 IL 3.00% 2/20/42 S	300,825	47,414
Series 2017-134 SD 4.035% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S●	94,470	17,830
Series 2017-144 EI 3.00% 12/20/44 S	85,421	13,632
Series 2017-144 MZ 2.50% 9/20/47	26,658	21,587
Series 2017-147 AI 3.50% 3/20/44 S	300,309	35,361
Series 2017-163 HS 4.035% (6.20% minus LIBOR01M, Cap 6.20%) 11/20/47 S●	95,893	16,403
Series 2017-163 JI 4.00% 7/20/47 S	239,545	46,480
Series 2017-184 AL 3.00% 6/20/47	11,000	10,689
Series 2018-1 HB 2.50% 1/20/48	15,000	13,099
Series 2018-1 SA 4.035% (6.20% minus LIBOR01M, Cap 6.20%) 1/20/48 S●	268,580	47,180
Series 2018-1 ST 4.035% (6.20% minus LIBOR01M, Cap 6.20%) 1/20/48 S●	97,167	18,514
Series 2018-8 VZ 3.00% 3/20/47	13,262	12,790
Series 2018-13 PZ 3.00% 1/20/48	91,816	82,942
Series 2018-14 ZE 3.50% 1/20/48	47,084	44,334
Series 2018-15 BI 3.50% 1/20/48 S	591,656	111,007
Series 2018-18 BZ 3.50% 2/20/48	38,783	36,482
Series 2018-24 HZ 3.00% 2/20/48	10,176	8,962

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2018-27 KU 3.50% 5/20/46	17,000	$16,604
Series 2018-34 TY 3.50% 3/20/48	10,000	9,471
Series 2018-46 AS 4.035% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S●	98,520	19,040

Total Agency Collateralized Mortgage Obligations (cost $26,811,289)		25,916,508

Agency Commercial Mortgage-Backed Securities – 0.49%

FREMF Mortgage Trust
Series 2011-K11 B 144A 4.565% 12/25/48 #●	500,000	510,273
Series 2011-K14 B 144A 5.354% 2/25/47 #●	65,000	67,753
Series 2011-K15 B 144A 5.116% 8/25/44 #●	20,000	20,787
Series 2012-K22 B 144A 3.812% 8/25/45 #●	145,000	144,905
Series 2013-K28 C 144A 3.61% 6/25/46 #●	40,000	39,193
Series 2013-K33 B 144A 3.615% 8/25/46 #●	130,000	128,866
Series 2013-K33 C 144A 3.615% 8/25/46 #●	40,000	39,033
Series 2013-K712 B 144A 3.473% 5/25/45 #●	80,000	79,986
Series 2013-K713 B 144A 3.263% 4/25/46 #●	50,000	49,846
Series 2013-K713 C 144A 3.263% 4/25/46 #●	210,000	208,551
Series 2014-K717 B 144A 3.753% 11/25/47 #●	140,000	140,048
Series 2014-K717 C 144A 3.753% 11/25/47 #●	60,000	59,342

Total Agency Commercial Mortgage-Backed Securities (cost $1,516,575)		1,488,583

Agency Mortgage-Backed Securities – 6.40%

Fannie Mae S.F. 30 yr 4.50% 5/1/39	116,931	121,798
4.50% 2/1/46	560,618	583,413
5.00% 7/1/47	889,450	949,134
5.50% 4/1/33	18,801	20,411
5.50% 3/1/34	124,917	135,543
5.50% 6/1/34	8,467	9,149
5.50% 9/1/36	5,489	5,931
5.50% 8/1/37	27,155	29,325
5.50% 1/1/38	195,380	212,927
5.50% 3/1/38	45,854	49,709
5.50% 1/1/39	18,818	20,338
5.50% 4/1/40	224,722	246,192
5.50% 7/1/40	41,511	45,038
5.50% 6/1/41	114,943	125,413
5.50% 12/1/41	25,230	27,360
5.50% 5/1/44	2,639,456	2,858,568
5.50% 8/1/48	28,971	31,471
6.00% 9/1/36	20,779	23,023

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
6.00% 9/1/39	315,405	$350,037
6.00% 6/1/41	71,739	79,039
6.00% 7/1/41	1,508,420	1,662,931
6.00% 7/1/41	722,000	795,962
Fannie Mae S.F. 30 yr TBA
4.50% 11/1/48	695,000	715,918
5.00% 11/1/48	5,425,000	5,687,335
5.00% 12/1/48	673,000	704,571
Freddie Mac ARM
2.571% (LIBOR12M + 1.63%, Cap 7.572%) 10/1/46 ●	120,597	116,601
Freddie Mac S.F. 30 yr
5.50% 6/1/41	99,632	107,812
5.50% 9/1/41	26,337	28,718
6.00% 7/1/40	930,000	1,029,895
6.50% 12/1/31	1,562	1,738
6.50% 7/1/32	12,077	13,360
Freddie Mac S.F. 30 yr TBA
4.50% 11/1/48	685,000	705,951
GNMA I S.F. 30 yr
7.00% 12/15/34	43,091	48,450
GNMA II S.F. 30 yr
5.50% 5/20/37	21,634	22,953
6.00% 2/20/39	23,470	25,061
6.00% 2/20/40	108,182	115,954
6.00% 4/20/46	33,392	36,448
6.50% 6/20/39	40,008	43,951
GNMA II S.F. 30 yr TBA
5.00% 10/20/48	795,000	830,154
5.00% 12/20/48	673,000	700,944

Total Agency Mortgage-Backed Securities (cost $19,553,996)		19,318,526

Collateralized Debt Obligations – 2.44%

AMMC CLO
Series 2015-16A AR 144A 3.599% (LIBOR03M + 1.26%) 4/14/29 #●	270,000	270,151
Apex Credit CLO
Series 2017-1A A1 144A 3.812% (LIBOR03M + 1.47%, Floor 1.47%) 4/24/29 #●	255,000	255,524
Atlas Senior Loan Fund X
Series 2018-10A A 144A 3.429% (LIBOR03M + 1.09%) 1/15/31 #●	350,000	348,230

	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 3.838% (LIBOR03M + 1.49%) 1/20/29 #●	500,000	$500,668
Cedar Funding VI CLO
Series 2016-6A A1 144A 3.818% (LIBOR03M + 1.47%) 10/20/28 #●	500,000	499,943
CFIP CLO
Series 2017-1A A 144A 3.553% (LIBOR03M + 1.22%) 1/18/30 #●	250,000	250,000
Galaxy XXI CLO
Series 2015-21A AR 144A 3.368% (LIBOR03M + 1.02%) 4/20/31 #●	600,000	595,904
GoldenTree Loan Management US CLO
Series 2017-1A A 144A 3.568% (LIBOR03M + 1.22%) 4/20/29 #●	500,000	500,934
KKR Financial CLO
Series 2013-1A A1R 144A 3.629% (LIBOR03M + 1.29%) 4/15/29 #●	300,000	301,418
Mariner CLO 5
Series 2018-5A A 144A 3.324% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #●	250,000	248,835
MP CLO IV
Series 2013-2A ARR 144A 3.615% (LIBOR03M + 1.28%) 7/25/29 #●	500,000	499,943
Northwoods Capital XV
Series 2017-15A A 144A 3.638% (LIBOR03M + 1.30%) 6/20/29 #●	250,000	250,693
Northwoods Capital XVII
Series 2018-17A A 144A 3.308% (LIBOR03M + 1.06%, Floor 1.06%) 4/22/31 #●	500,000	499,124
Oaktree CLO
Series 2014-1A A1R 144A 3.628% (LIBOR03M + 1.29%) 5/13/29 #●	400,000	401,235
Octagon Investment Partners XV CLO
Series 2013-1A A1AR 144A 3.552% (LIBOR03M + 1.21%) 7/19/30 #●	250,000	250,208
TIAA CLO II
Series 2017-1A A 144A 3.628% (LIBOR03M + 1.28%) 4/20/29 #●	500,000	500,795
Venture CDO
Series 2016-25A A1 144A 3.838% (LIBOR03M + 1.49%) 4/20/29 #●	100,000	100,220
Venture XXII CLO
Series 2015-22A AR 144A 3.419% (LIBOR03M + 1.08%) 1/15/31 #●	500,000	499,302

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Venture XXIV CLO
Series 2016-24A A1D 144A 3.768% (LIBOR03M + 1.42%) 10/20/28 #●		240,000	$240,041
Venture XXVIII CLO
Series 2017-28A A2 144A 3.458% (LIBOR03M + 1.11%) 7/20/30 #●		350,000	349,154

Total Collateralized Debt Obligations (cost $7,360,451)			7,362,322

Corporate Bonds – 18.68%

Banking – 4.58%
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #		200,000	182,875
Banco Santander 3.848% 4/12/23		200,000	195,572
Banco Santander Mexico 144A 4.125% 11/9/22 #		150,000	149,400
Bank of America
3.30% 8/5/21	AUD	30,000	21,879
3.864% 7/23/24 µ		120,000	120,046
4.183% 11/25/27		20,000	19,545
4.271% 7/23/29 µ		90,000	89,916
5.625% 7/1/20		470,000	489,339
Bank of Montreal 3.803% 12/15/32 µ		75,000	70,169
Bank of New York Mellon
2.95% 1/29/23		120,000	117,101
4.625% µy		200,000	192,750
Barclays
7.75% µy		200,000	201,000
8.25% µy		200,000	202,006
BNG Bank 3.50% 7/19/27	AUD	40,000	29,503
Branch Banking & Trust 2.25% 6/1/20		780,000	768,633
Citigroup
3.412% (LIBOR03M + 1.10%) 5/17/24 ●		855,000	862,350
3.75% 10/27/23	AUD	83,000	60,628
Citizens Bank 3.70% 3/29/23		250,000	248,450
Citizens Financial Group
2.375% 7/28/21		100,000	96,535
4.30% 12/3/25		160,000	157,930
Compass Bank 3.875% 4/10/25		250,000	240,129
Credit Suisse Group
144A 3.869% 1/12/29 #µ		565,000	532,560
144A 6.25% 1/1/00 #µy		200,000	197,750
Export-Import Bank of Korea 4.00% 6/7/27	AUD	20,000	14,508
Fifth Third Bancorp
2.60% 6/15/22		85,000	81,909
3.95% 3/14/28		135,000	132,711

		Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
Fifth Third Bank
2.30% 3/15/19		200,000	$199,679
3.85% 3/15/26		200,000	195,426
Goldman Sachs Group
4.223% 5/1/29 µ		110,000	108,553
5.15% 5/22/45		115,000	117,443
5.20% 12/17/19	NZD	38,000	25,900
6.00% 6/15/20		395,000	413,043
HSBC Holdings 6.50% µy		200,000	193,250
Huntington Bancshares 2.30% 1/14/22		115,000	110,212
JPMorgan Chase & Co.
3.797% 7/23/24 µ		10,000	9,999
4.203% 7/23/29 µ		25,000	24,907
4.25% 11/2/18	NZD	195,000	129,472
4.35% 8/15/21		860,000	882,122
KeyBank 3.40% 5/20/26		500,000	474,685
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	460,000	342,600
Manufacturers & Traders Trust 2.50% 5/18/22		250,000	241,311
Morgan Stanley
2.75% 5/19/22		200,000	194,087
3.625% 1/20/27		160,000	153,711
3.772% 1/24/29 µ		180,000	172,882
5.00% 9/30/21	AUD	78,000	59,577
5.00% 11/24/25		285,000	295,481
Nationwide Building Society 144A 4.125% 10/18/32 #µ		250,000	228,611
PNC Bank 2.70% 11/1/22		250,000	240,922
PNC Financial Services Group 5.00% µy		210,000	209,737
Regions Financial
2.75% 8/14/22		80,000	77,203
3.80% 8/14/23		75,000	74,676
Royal Bank of Canada 2.75% 2/1/22		310,000	304,012
Royal Bank of Scotland Group 4.519% 6/25/24 µ		200,000	199,613
Santander UK 144A 5.00% 11/7/23 #		600,000	605,791
State Street
3.10% 5/15/23		65,000	63,655
3.30% 12/16/24		260,000	255,850
SunTrust Banks
2.45% 8/1/22		85,000	81,692
2.70% 1/27/22		105,000	102,234
3.00% 2/2/23		70,000	68,342
3.30% 5/15/26		200,000	188,469
4.00% 5/1/25		125,000	125,328

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
US Bancorp
2.375% 7/22/26	85,000	$77,031
3.10% 4/27/26	330,000	312,169
3.15% 4/27/27	30,000	28,654
USB Capital IX 3.50% (LIBOR03M + 1.02%) y●	380,000	340,100
Wells Fargo & Co. 3.00% 7/27/21	AUD 38,000	27,484
Westpac Banking 5.00% µy	65,000	57,861
Woori Bank 144A 4.75% 4/30/24 #	200,000	200,314
Zions Bancorporation 4.50% 6/13/23	125,000	125,938

		13,815,220

Basic Industry – 1.35%
Anglo American Capital
144A 4.50% 3/15/28 #	400,000	384,428
144A 4.75% 4/10/27 #	200,000	195,159
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	200,000	209,100
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	200,000	190,600
Builders FirstSource 144A 5.625% 9/1/24 #	100,000	96,500
Cydsa 144A 6.25% 10/4/27 #	200,000	191,500
Dow Chemical 8.55% 5/15/19	809,000	836,593
Freeport-McMoRan 6.875% 2/15/23	100,000	107,000
Georgia-Pacific 8.00% 1/15/24	450,000	537,845
Mexichem 144A 5.50% 1/15/48 #	200,000	184,250
Nucor 3.95% 5/1/28	105,000	104,992
OCP 144A 4.50% 10/22/25 #	400,000	385,500
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	185,184
Standard Industries 144A 5.00% 2/15/27 #	250,000	235,937
Syngenta Finance 144A 3.933% 4/23/21 #	225,000	224,502

		4,069,090

Capital Goods – 0.88%
Allegion US Holding 3.20% 10/1/24	255,000	238,546
BWAY Holding 144A 5.50% 4/15/24 #	100,000	98,559
CCL Industries 144A 3.25% 10/1/26 #	125,000	114,360
General Dynamics
3.00% 5/11/21	70,000	69,639
3.375% 5/15/23	110,000	110,030
General Electric
2.10% 12/11/19	25,000	24,735
5.55% 5/4/20	115,000	119,181
6.00% 8/7/19	225,000	230,864
Harris 4.40% 6/15/28	85,000	85,421
L3 Technologies
3.85% 6/15/23	70,000	70,231

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Capital Goods (continued)
L3 Technologies
4.40% 6/15/28	170,000	$169,741
Lennox International 3.00% 11/15/23	345,000	328,838
Northrop Grumman
2.55% 10/15/22	120,000	115,714
3.25% 8/1/23	170,000	167,106
Nvent Finance 144A 4.55% 4/15/28 #	210,000	204,723
United Technologies
3.65% 8/16/23	30,000	29,884
4.125% 11/16/28	165,000	164,226
4.625% 11/16/48	25,000	25,102
Waste Management 3.15% 11/15/27	310,000	295,490

		2,662,390

Consumer Cyclical – 0.63%
Best Buy 4.45% 10/1/28	205,000	204,405
Dollar Tree
3.70% 5/15/23	85,000	83,959
4.00% 5/15/25	185,000	181,624
Ford Motor Credit 4.14% 2/15/23	240,000	236,309
General Motors Financial
3.45% 4/10/22	385,000	379,199
4.35% 4/9/25	55,000	54,084
5.25% 3/1/26	20,000	20,496
JD.com 3.125% 4/29/21	200,000	194,393
Marriott International 4.50% 10/1/34	30,000	29,678
Penn National Gaming 144A 5.625% 1/15/27 #	80,000	77,376
Royal Caribbean Cruises 3.70% 3/15/28	245,000	227,511
Scientific Games International 10.00% 12/1/22	110,000	116,965
Toyota Motor 3.669% 7/20/28	25,000	24,802
Toyota Motor Credit 2.95% 4/13/21	90,000	89,596

		1,920,397

Consumer Non-Cyclical – 1.95%
AbbVie 2.50% 5/14/20	830,000	820,912
Anheuser-Busch InBev Finance 2.65% 2/1/21	1,150,000	1,134,144
AstraZeneca
3.50% 8/17/23	70,000	69,392
4.00% 1/17/29	205,000	201,673
Atento Luxco 1 144A 6.125% 8/10/22 #	70,000	68,950
BAT Capital
144A 2.297% 8/14/20 #	60,000	58,823
144A 3.222% 8/15/24 #	240,000	228,992
Bayer US Finance II 144A 4.375% 12/15/28 #	400,000	392,444

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Becton Dickinson & Co. 3.363% 6/6/24	545,000	$527,079
Bunge Finance 4.35% 3/15/24	145,000	143,699
CVS Health
3.70% 3/9/23	145,000	144,498
4.10% 3/25/25	20,000	19,966
4.30% 3/25/28	425,000	421,617
General Mills
3.20% 4/16/21	40,000	39,763
3.70% 10/17/23	135,000	134,305
Halfmoon Parent
144A 3.224% (LIBOR03M + 0.89%) 7/15/23 #●	110,000	110,078
144A 3.75% 7/15/23 #	105,000	104,714
144A 4.125% 11/15/25 #	105,000	104,824
144A 4.375% 10/15/28 #	150,000	149,780
HCA 5.375% 2/1/25	135,000	138,037
Hill-Rom Holdings 144A 5.00% 2/15/25 #	100,000	98,283
JBS USA 144A 6.75% 2/15/28 #	50,000	49,750
Keurig Dr Pepper
144A 3.551% 5/25/21 #	180,000	179,786
144A 4.417% 5/25/25 #	100,000	100,533
Mylan 144A 4.55% 4/15/28 #	115,000	111,962
New York and Presbyterian Hospital 4.063% 8/1/56	140,000	133,972
Pernod Ricard 144A 4.45% 1/15/22 #	150,000	153,097
Universal Health Services 144A 5.00% 6/1/26 #	40,000	40,300

		5,881,373

Energy – 1.71%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	200,000	195,491
Anadarko Petroleum 6.60% 3/15/46	45,000	53,030
Andeavor Logistics 4.25% 12/1/27	195,000	190,784
BP Capital Markets America
3.796% 9/21/25	100,000	100,407
3.937% 9/21/28	130,000	130,910
Concho Resources 4.30% 8/15/28	50,000	49,873
Ecopetrol 5.875% 9/18/23	35,000	37,380
Enbridge
6.00% 1/15/77 µ	90,000	87,355
6.25% 3/1/78 µ	70,000	67,779
Enbridge Energy Partners
4.375% 10/15/20	75,000	76,125
5.20% 3/15/20	15,000	15,375
Energy Transfer Partners
4.20% 9/15/23	35,000	35,310

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
Energy Transfer Partners
4.75% 1/15/26	50,000	$50,574
6.00% 6/15/48	80,000	85,474
6.625% µy	215,000	206,266
9.70% 3/15/19	151,000	155,779
Eni 144A 4.00% 9/12/23 #	200,000	197,936
Gulfport Energy 6.00% 10/15/24	110,000	107,800
Kinder Morgan
4.30% 3/1/28	130,000	129,041
5.20% 3/1/48	65,000	66,442
Marathon Oil
2.80% 11/1/22	160,000	153,901
4.40% 7/15/27	5,000	5,006
5.20% 6/1/45	60,000	62,688
MPLX
4.00% 3/15/28	15,000	14,447
4.50% 4/15/38	20,000	18,886
4.875% 12/1/24	325,000	337,964
Murphy Oil 6.875% 8/15/24	185,000	196,280
Noble Energy
3.85% 1/15/28	150,000	141,891
4.95% 8/15/47	40,000	38,390
5.05% 11/15/44	40,000	38,829
ONEOK 7.50% 9/1/23	330,000	376,608
Pertamina Persero 144A 4.875% 5/3/22 #	200,000	204,687
Petrobras Global Finance 7.375% 1/17/27	70,000	71,001
Rio Energy 144A 6.875% 2/1/25 #	150,000	123,375
Sabine Pass Liquefaction
5.625% 3/1/25	240,000	256,205
5.875% 6/30/26	175,000	189,207
Shell International Finance 2.875% 5/10/26	120,000	114,022
Southwestern Energy 6.20% 1/23/25	115,000	114,497
Tecpetrol 144A 4.875% 12/12/22 #	135,000	123,187
Transcanada Trust 5.875% 8/15/76 µ	110,000	112,613
Transcontinental Gas Pipe Line 4.00% 3/15/28	205,000	200,594
Williams
3.75% 6/15/27	105,000	100,384
4.55% 6/24/24	90,000	91,522
YPF 144A 36.75% (BADLARPP + 4.00%) 7/7/20 #●	105,000	45,938

		5,171,253

Financials – 0.68%
AerCap Ireland Capital 3.65% 7/21/27	300,000	275,454

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Financials (continued)
Air Lease
3.00% 9/15/23	300,000	$285,124
3.625% 4/1/27	55,000	50,852
Aviation Capital Group
144A 3.50% 11/1/27 #	190,000	173,667
144A 4.875% 10/1/25 #	55,000	56,028
144A 6.75% 4/6/21 #	60,000	64,189
Charles Schwab
3.20% 1/25/28	50,000	47,534
3.25% 5/21/21	85,000	85,037
3.85% 5/21/25	90,000	90,691
E*TRADE Financial
3.80% 8/24/27	135,000	128,487
5.875% µy	110,000	112,750
Intercontinental Exchange
3.45% 9/21/23	35,000	34,852
3.75% 9/21/28	35,000	34,675
4.25% 9/21/48	40,000	39,295
International Lease Finance 8.625% 1/15/22	150,000	170,578
Jefferies Group
4.15% 1/23/30	75,000	67,496
6.45% 6/8/27	80,000	86,767
6.50% 1/20/43	65,000	67,055
Lazard Group
3.625% 3/1/27	15,000	14,008
3.75% 2/13/25	160,000	154,464
4.50% 9/19/28	10,000	9,844

		2,048,847

Insurance – 0.64%
AXA Equitable Holdings
144A 3.90% 4/20/23 #	140,000	139,096
144A 4.35% 4/20/28 #	85,000	82,346
Berkshire Hathaway Finance 2.90% 10/15/20	220,000	220,001
Liberty Mutual Group 144A 4.95% 5/1/22 #	25,000	25,910
MetLife
5.25% µy	60,000	60,930
6.40% 12/15/36	110,000	116,875
144A 9.25% 4/8/38 #	400,000	540,000
Nuveen Finance 144A 2.95% 11/1/19 #	135,000	134,847
Prudential Financial 5.375% 5/15/45 µ	130,000	130,000
Voya Financial 144A 4.70% 1/23/48 #µ	135,000	120,488

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Insurance (continued)
Willis North America
3.60% 5/15/24	25,000	$24,317
4.50% 9/15/28	90,000	90,104
XLIT
4.797% (LIBOR03M + 2.458%) y●	100,000	98,813
5.50% 3/31/45	130,000	137,664

		1,921,391

Media – 0.55%
CCO Holdings
144A 5.75% 2/15/26 #	100,000	100,625
144A 5.875% 5/1/27 #	50,000	49,687
Charter Communications Operating
4.50% 2/1/24	145,000	145,778
5.375% 4/1/38	205,000	199,018
Discovery Communications 5.20% 9/20/47	210,000	206,509
Time Warner Cable 7.30% 7/1/38	355,000	407,244
Time Warner Entertainment 8.375% 3/15/23	220,000	254,832
Viacom 4.375% 3/15/43	215,000	188,014
Warner Media 4.85% 7/15/45	135,000	126,179

		1,677,886

Real Estate – 0.81%
American Tower Trust I 144A 3.07% 3/15/23 #	240,000	234,589
Corporate Office Properties
3.60% 5/15/23	135,000	130,604
5.25% 2/15/24	170,000	175,239
Crown Castle International
3.80% 2/15/28	45,000	42,734
5.25% 1/15/23	150,000	157,350
CubeSmart 3.125% 9/1/26	115,000	105,056
Greystar Student Housing Growth & Income 4.60% 12/1/24	160,000	171,030
Hospitality Properties Trust 4.50% 3/15/25	150,000	146,214
Host Hotels & Resorts
3.75% 10/15/23	130,000	126,975
3.875% 4/1/24	60,000	58,653
4.50% 2/1/26	60,000	59,834
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	145,000	137,315
Kilroy Realty 3.45% 12/15/24	125,000	119,676
LifeStorage 3.50% 7/1/26	130,000	120,753
UDR 4.00% 10/1/25	525,000	524,112
WP Carey 4.60% 4/1/24	125,000	126,168

		2,436,302

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Services – 0.03%
Prime Security Services Borrower 144A 9.25% 5/15/23 #	82,000	$87,904

		87,904

Technology – 0.57%
Analog Devices 2.95% 1/12/21	40,000	39,669
Baidu 4.375% 3/29/28	200,000	197,547
Broadcom 3.50% 1/15/28	160,000	145,582
Dell International 144A 6.02% 6/15/26 #	120,000	127,986
First Data 144A 5.75% 1/15/24 #	100,000	101,650
Fiserv
3.80% 10/1/23	50,000	50,126
4.20% 10/1/28	95,000	95,332
Marvell Technology Group 4.875% 6/22/28	220,000	221,447
Microchip Technology
144A 3.922% 6/1/21 #	120,000	119,363
144A 4.333% 6/1/23 #	130,000	129,300
NXP 144A 4.125% 6/1/21 #	200,000	201,150
Oracle 2.40% 9/15/23	105,000	100,279
Tencent Holdings 144A 3.925% 1/19/38 #	200,000	180,760

		1,710,191

Telecommunications – 1.45%
AT&T
3.514% (LIBOR03M + 1.18%) 6/12/24 ●	80,000	80,422
144A 4.30% 2/15/30 #	80,000	77,052
4.50% 3/9/48	150,000	131,172
Deutsche Telekom International Finance 144A 1.95% 9/19/21 #	615,000	588,079
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	200,000	195,666
SBA Tower Trust 144A 2.898% 10/15/19 #	110,000	109,781
Sprint 7.875% 9/15/23	144,000	155,500
Sprint Spectrum 144A 4.738% 3/20/25 #	220,000	220,451
Telefonica Emisiones 5.134% 4/27/20	1,430,000	1,470,193
TELUS 4.60% 11/16/48	230,000	229,422
Verizon Communications
2.625% 2/21/20	150,000	149,177
4.50% 8/10/33	355,000	353,046
Vodafone Group 3.75% 1/16/24	410,000	405,786
VTR Finance 144A 6.875% 1/15/24 #	200,000	204,250

		4,369,997

Transportation – 0.43%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	200,000	179,510
FedEx 4.05% 2/15/48	220,000	197,736
Norfolk Southern 3.80% 8/1/28	95,000	94,147

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Transportation (continued)
Penske Truck Leasing
144A 3.30% 4/1/21 #	145,000	$143,606
144A 4.20% 4/1/27 #	165,000	162,156
Union Pacific 3.50% 6/8/23	110,000	109,804
United Airlines 2014-1
Class A Pass Through Trust 4.00% 4/11/26 t	58,303	59,057
United Airlines 2014-2
Class A Pass Through Trust 3.75% 9/3/26 t	128,548	127,733
United Parcel Service 5.125% 4/1/19	230,000	232,842

		1,306,591
Utilities – 2.42%
Ameren Illinois 9.75% 11/15/18	455,000	458,919
American Transmission Systems 144A 5.25% 1/15/22 #	410,000	430,817
AmeriGas Partners 5.875% 8/20/26	100,000	99,750
Ausgrid Finance
144A 3.85% 5/1/23 #	160,000	159,119
144A 4.35% 8/1/28 #	105,000	104,580
Avangrid 3.15% 12/1/24	170,000	162,220
CenterPoint Energy 6.125% µy	130,000	132,437
Cleveland Electric Illuminating 5.50% 8/15/24	140,000	151,483
CMS Energy 6.25% 2/1/20	640,000	665,217
ComEd Financing III 6.35% 3/15/33	225,000	238,459
DTE Energy 3.30% 6/15/22	295,000	291,417
Electricite de France 144A 4.50% 9/21/28 #	200,000	197,139
Emera 6.75% 6/15/76 µ	250,000	267,500
Enel 144A 8.75% 9/24/73 #µ	400,000	444,000
Entergy Louisiana
4.00% 3/15/33	90,000	90,297
4.05% 9/1/23	215,000	219,850
4.95% 1/15/45	15,000	15,101
Evergy 4.85% 6/1/21	90,000	91,953
Exelon 3.95% 6/15/25	35,000	34,937
Kansas City Power & Light 3.65% 8/15/25	270,000	265,816
LG&E & KU Energy 4.375% 10/1/21	650,000	663,026
Mississippi Power 3.95% 3/30/28	135,000	132,290
National Rural Utilities Cooperative Finance
4.75% 4/30/43 µ	210,000	212,433
5.25% 4/20/46 µ	130,000	133,490
Nevada Power 2.75% 4/15/20	150,000	149,605
New York State Electric & Gas 144A 3.25% 12/1/26 #	60,000	57,092
NiSource 144A 5.65% #µy	120,000	118,950
NV Energy 6.25% 11/15/20	180,000	190,250

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Utilities (continued)
Pennsylvania Electric 5.20% 4/1/20	15,000	$15,349
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	200,000	187,771
PSEG Power 3.85% 6/1/23	140,000	139,607
Public Service Co. of Oklahoma 5.15% 12/1/19	385,000	394,050
Sempra Energy 2.90% 2/1/23	295,000	284,961
Southwestern Electric Power 3.85% 2/1/48	25,000	22,451
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	80,000	79,297

		7,301,633

Total Corporate Bonds (cost $58,154,424)		56,380,465

Loan Agreement – 1.58%

American Airlines Tranche B 1st Lien 4.158% (LIBOR01M + 2.00%) 12/14/23 ●	300,000	298,852
CityCenter Holdings Tranche B 1st Lien 4.492% (LIBOR01M + 2.25%) 4/18/24 ●	347,362	348,168
First Data 1st Lien 4.212% (LIBOR01M + 2.00%) 4/26/24 ●	562,508	563,528
Flying Fortress Holdings Tranche B 1st Lien 4.136% (LIBOR03M + 1.75%) 10/30/22 ●	480,000	483,050
HCA Tranche B11 1st Lien 3.992% (LIBOR01M + 1.75%) 3/18/23 ●	406,843	410,403
Lamar Media Tranche B 1st Lien 3.938% (LIBOR01M + 1.75%) 3/16/25 ●	174,125	174,959
Nielsen Finance Tranche B4 1st Lien 4.133% (LIBOR01M + 2.00%) 10/4/23 ●	96,489	96,501
Republic of Angola 0.796% (LIBOR06M + 6.25%) 12/16/23 =●	295,625	271,975
SBA Senior Finance II Tranche B 1st Lien 4.25% (LIBOR01M + 2.00%) 4/11/25 ●	598,500	599,810
Sprint Communications Tranche B 1st Lien 4.75% (LIBOR01M + 2.50%) 2/2/24 ●	418,625	419,933
SS&C European Holdings Tranche B4 1st Lien 4.492% (LIBOR01M + 2.25%) 4/16/25 ●	54,302	54,408
SS&C Technologies Tranche B3 1st Lien 4.492% (LIBOR01M + 2.25%) 4/16/25 ●	139,893	140,167
UPC Financing Partnership Tranche AR 1st Lien 4.658% (LIBOR01M + 2.50%) 1/15/26 ●	291,519	291,641
WR Grace & Co. Tranche B1 1st Lien 4.136% (LIBOR03M + 1.75%) 4/3/25 ●	101,316	101,843
WR Grace & Co. Tranche B2 1st Lien 4.136% (LIBOR03M + 1.75%) 4/3/25 ●	173,684	174,589
Zekelman Industries 1st Lien 4.623% (LIBOR03M + 2.25%) 6/14/21 ●	347,348	347,956

Total Loan Agreement (cost $4,761,091)		4,777,783

	Principal amount°	Value (US $)

Municipal Bonds – 0.32%

Bay Area, California Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	185,000	$268,959
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	130,000	190,207
Commonwealth of Massachusetts Series C 5.00% 10/1/25	5,000	5,815
New Jersey Turnpike Authority (Build America Bonds) Series A 7.102% 1/1/41	105,000	145,048
Oregon State Taxable Pension 5.892% 6/1/27	200,000	229,654
South Carolina Public Service Authority Series D 4.77% 12/1/45	60,000	61,256
Texas Water Development Board (State Water Implementation)
5.00% 10/15/46	45,000	50,193
Series A 5.00% 10/15/45	20,000	22,066

Total Municipal Bonds (cost $985,396)		973,198

Non-Agency Asset-Backed Securities – 1.85%

American Express Credit Account Master Trust
Series 2017-2 A 2.608% (LIBOR01M + 0.45%) 9/16/24 ●	335,000	337,310
Series 2017-5 A 2.538% (LIBOR01M + 0.38%) 2/18/25 ●	1,215,000	1,220,276
Series 2018-9 A 2.592% (LIBOR01M + 0.38%) 4/15/26 ●	150,000	150,003
Avis Budget Rental Car Funding AESOP Series 2014-1A A 144A 2.46% 7/20/20 #	200,000	199,477
Chase Issuance Trust Series 2017-A1 A 2.458% (LIBOR01M + 0.30%) 1/15/22 ●	100,000	100,298
Citibank Credit Card Issuance Trust Series 2014-A6 A6 2.15% 7/15/21	200,000	199,017
Discover Card Execution Note Trust
Series 2014-A1 A1 2.588% (LIBOR01M + 0.43%, Floor 0.43%) 7/15/21 ●	200,000	200,256
Series 2018-A3 A3 2.388% (LIBOR01M + 0.23%, Floor 0.23%) 12/15/23 ●	90,000	90,018
Golden Credit Card Trust Series 2014-2A A 144A 2.608% (LIBOR01M + 0.45%) 3/15/21 #●	100,000	100,130
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	184,000	181,768

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Mercedes-Benz Master Owner Trust
Series 2018-BA A 144A 2.50% (LIBOR01M + 0.34%) 5/15/23 #●	200,000	$200,365
Navistar Financial Dealer Note Master Owner Trust II
Series 2018-1 A 144A 2.798% (LIBOR01M + 0.63%, Floor 0.63%) 9/25/23 #●	75,000	75,059
Nissan Master Owner Trust Receivables
Series 2017-B A 2.588% (LIBOR01M + 0.43%) 4/18/22 ●	1,000,000	1,003,859
PFS Financing
Series 2018-A A 144A 2.463% (LIBOR01M + 0.40%) 2/15/22 #●	100,000	99,992
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	93,098	91,592
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	105,903	103,714
Series 2017-1 A1 144A 2.75% 10/25/56 #●	68,610	67,183
Series 2017-2 A1 144A 2.75% 4/25/57 #●	70,941	69,620
Series 2018-1 A1 144A 3.00% 1/25/58 #●	89,871	88,181
Verizon Owner Trust
Series 2016-2A A 144A 1.68% 5/20/21 #	1,000,000	992,986

Total Non-Agency Asset-Backed Securities (cost $5,582,915)		5,571,104

Non-Agency Collateralized Mortgage Obligations – 0.62%

Banc of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	1,288	1,207
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	55,323	55,252
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	74,664	78,833
Series 2014-2 B1 144A 3.418% 6/25/29 #●	133,972	131,080
Series 2014-2 B2 144A 3.418% 6/25/29 #●	133,972	130,279
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	200,000	200,321
Series 2015-4 B1 144A 3.624% 6/25/45 #●	185,279	179,029
Series 2015-4 B2 144A 3.624% 6/25/45 #●	185,279	175,615
Series 2015-5 B2 144A 3.076% 5/25/45 #●	190,905	188,137
Series 2015-6 B1 144A 3.615% 10/25/45 #●	184,037	179,330
Series 2015-6 B2 144A 3.615% 10/25/45 #●	184,037	178,032
Series 2018-4 A15 144A 3.50% 10/25/48 #●	61,336	60,920
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	57,650	56,515
Series 2015-1 B2 144A 3.876% 1/25/45 #●	63,849	63,266
Series 2017-4 A1 144A 3.50% 7/25/47 #●	85,405	82,976
Series 2018-5 A4 144A 3.50% 5/25/48 #●	96,225	94,797

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36	4,770	$4,654
Series 2006-AR5 2A1 4.191% 4/25/36 ●	14,166	14,237

Total Non-Agency Collateralized Mortgage Obligations (cost $1,870,262)		1,874,480

Non-Agency Commercial Mortgage-Backed Securities – 2.80%

Banc of America Commercial Mortgage Trust
Series 2017-BNK3 B 3.879% 2/15/50 ●	340,000	332,906
Series 2017-BNK3 C 4.352% 2/15/50 ●	340,000	333,685
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	180,000	180,244
Series 2015-GC27 A5 3.137% 2/10/48	210,000	204,182
Series 2016-P3 A4 3.329% 4/15/49	140,000	136,287
Series 2017-C4 A4 3.471% 10/12/50	180,000	175,498
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	140,000	137,152
Series 2014-CR19 A5 3.796% 8/10/47	100,000	101,185
Series 2014-CR20 AM 3.938% 11/10/47	345,000	346,672
Series 2015-3BP A 144A 3.178% 2/10/35 #	500,000	486,349
Series 2015-CR23 A4 3.497% 5/10/48	175,000	173,735
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	255,000	247,964
Series 2016-C3 A5 2.89% 8/10/49	300,000	283,224
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.884% 11/10/46 #●	230,000	240,704
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	100,000	100,044
Series 2014-GRCE B 144A 3.52% 6/10/28 #	200,000	199,794
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.931% 9/10/47	230,000	234,011
Series 2015-GC32 A4 3.764% 7/10/48	105,000	105,690
Series 2017-GS6 A3 3.433% 5/10/50	500,000	487,915
Series 2018-GS9 A4 3.992% 3/10/51 ●	500,000	506,964
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	695,000	695,700
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	270,000	259,525
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.745% 8/12/37 ●	65,000	66,854
Series 2013-LC11 B 3.499% 4/15/46	125,000	122,241
Series 2015-JP1 A5 3.914% 1/15/49	125,000	126,402
Series 2016-JP2 A4 2.822% 8/15/49	170,000	159,709
Series 2016-JP3 B 3.397% 8/15/49 ●	60,000	56,930

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°		Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-WIKI A 144A 2.798% 10/5/31 #		70,000	$68,521
Series 2016-WIKI B 144A 3.201% 10/5/31 #		115,000	112,929
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●		102,390	70,649
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47		130,000	131,075
Series 2015-C23 A4 3.719% 7/15/50		430,000	431,444
Series 2015-C26 A5 3.531% 10/15/48		185,000	183,072
Series 2016-C29 A4 3.325% 5/15/49		125,000	121,564
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●		400,000	377,904
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47		15,000	14,814
Series 2015-NXS3 A4 3.617% 9/15/57		245,000	243,287
Series 2016-BNK1 A3 2.652% 8/15/49		205,000	190,316

Total Non-Agency Commercial Mortgage-Backed Securities (cost $8,903,280)			8,447,141

Regional Bonds – 0.06%Δ

Australia – 0.06%
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	236,000	166,160
144A 3.25% 7/21/28 #	AUD	39,000	28,397

			194,557

Total Regional Bonds (cost $206,810)			194,557

Sovereign Bonds – 0.67%Δ

Argentina – 0.03%
Argentine Republic Government International Bond
5.625% 1/26/22		90,000	81,517

			81,517

Australia – 0.07%
Australia Government Bond 3.75% 4/21/37	AUD	288,000	230,922

			230,922

Bermuda – 0.06%
Bermuda Government International Bond 144A 3.717% 1/25/27 #		200,000	191,228

			191,228

Japan – 0.50%
Japan Bank For International Cooperation 2.882% (LIBOR03M + 0.57%) 2/24/20 ●		1,500,000	1,509,368

			1,509,368

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)

New Zealand – 0.01%
New Zealand Government Bond 4.50% 4/15/27	NZD	29,000	$22,257

			22,257

Total Sovereign Bonds (cost $2,082,848)			2,035,292

Supranational Banks – 0.02%

International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	47,000	33,166
International Finance 3.625% 5/20/20	NZD	24,000	16,286

Total Supranational Banks (cost $53,738)			49,452

US Treasury Obligations – 0.17%

US Treasury Bond 3.00% 8/15/48		345,000	331,887
US Treasury Note 2.875% 8/15/28		180,000	177,296

Total US Treasury Obligations (cost $515,297)			509,183

		Number of shares

Preferred Stock – 0.45%

Henkel & Co. 1.78%	EUR	1,210	141,962
Morgan Stanley 5.55% µy		35,000	35,971
US Bancorp 3.50% (LIBOR03M + 1.02%) y●		1,000	921,495
USB Realty 3.486% (LIBOR03M + 1.147%) #y●		100,000	90,000
Vedanta 7.50%	INR	103,816	14,823
Volkswagen 2.69%	EUR	935	164,574

Total Preferred Stock (cost $1,143,912)			1,368,825

		Principal amount°

Short-Term Investments – 1.11%

Repurchase Agreements – 0.71%
Bank of America Merrill Lynch 2.18%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $284,427 (collateralized by US government obligations 1.181%–2.125% 1/15/19–10/31/19; market value $290,063)		284,375	284,375
Bank of Montreal 2.12%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $782,170 (collateralized by US government obligations 0.00%–4.375% 11/15/18–11/15/46; market value $797,672)		782,032	782,032

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 2.21%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $1,073,791 (collateralized by US government obligations 0.00%–4.75% 10/11/18–2/15/48; market value $1,095,065)	1,073,593	$1,073,593

		2,140,000

US Treasury Obligation – 0.40%≠ US Treasury Bill 1.696% 10/11/18	1,207,068	1,206,384

		1,206,384

Total Short-Term Investments (cost $3,346,386)		3,346,384

Total Value of Securities – 102.08% (cost $259,126,241)		$308,146,779

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2018, the aggregate value of Rule 144A securities was $31,770,327, which represents 10.52% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Sept. 30, 2018. Rate will reset at a future date.

S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
y	No contractual maturity date.

†	Non-income producing security.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Sept. 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Sept. 30, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	AUD	(1,950)	USD	1,410	10/1/18	$1	$—
BNYM	KRW	1,085,044,829	USD	(978,978)	10/1/18	—	(876)

Total Foreign Currency Exchange Contracts						$1	$(876)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(4)	Japan 10 yr Bond	$(5,283,929)	$(5,289,198)	12/14/18	$5,269	$—	$3,164
(95)	US Treasury 5 yr Notes	(10,685,273)	(10,761,450)	1/2/19	76,177	—	(5,195)
29	US Treasury 10 yr Notes	3,444,656	3,490,504	12/20/18	—	(45,848)	906
(53)	US Treasury 10 yr Notes	(6,295,406)	(6,371,858)	12/20/18	76,452	—	(1,656)
(42)	US Treasury Long Bond	(5,901,000)	(6,034,756)	12/20/18	133,756	—	6,562

Total Futures Contracts			$(24,966,758)		$291,654	$(45,848)	$3,781

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

Swap Contracts

CDS Contracts2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared/ Protection Purchased:
CDX.NA.HY.30[5] 6/20/23- Quarterly	2,125,000	5.00%	$(165,146)	$(107,880)	$—	$(57,266)	$(1,215)
Over-The- Counter/ Protection Purchased:
HSBC-CDX.EM.29[6] 6/20/23-Quarterly	2,000,000	1.00%	66,586	33,273	33,313	—	—

Total CDS Contracts			$(98,560)	$(74,607)	$33,313	$(57,266)	$(1,215)

IRS Contracts7

Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate / Floating Rate)	Notional Amount[3]	Fixed / Floating Interest Rate Paid (Received)[8]	Value	Unrealized Appreciation[4]	Variation Margin Due to Broker
Centrally Cleared:
5 yr IRS 4/3/22-(Semiannually/Quarterly)	2,105,000	2.066%/(2.336%)	$69,113	$69,113	$(952)
7 yr IRS 6/14/24-(Semiannually/Quarterly)	6,405,000	1.993%/(2.332%)	361,826	361,826	(3,267)
7 yr IRS 2/5/25-(Semiannually/Quarterly)	8,910,000	2.733%/(2.343%)	177,143	177,143	(4,968)
10 yr IRS 6/27/27-(Semiannually/Quarterly)	4,615,000	2.117%/(2.381%)	348,623	348,623	(1,670)
10 yr IRS 8/3/28-(Semiannually/Quarterly)	4,380,000	3.068%/(2.348%)	15,968	15,968	(516)
30 yr IRS 6/27/47-(Semiannually/Quarterly)	430,000	2.388%/(2.381%)	62,564	62,564	275
30 yr IRS 8/3/48-(Semiannually/Quarterly)	2,350,000	3.078%/(2.348%)	22,573	22,573	1,623
Total IRS Contracts			$1,057,810	$1,057,810	$(9,475)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contract and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(92,864).

5Markit’s CDX.NA.HY Index is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.

6Markit’s CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have a S&P credit quality rating of CCC and above.

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

7An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

8Rates reset based on LIBOR03M.

Summary of abbreviations:

ADR – American Depositary Receipt

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BADLARPP – Argentina Term Deposit Rate

BB – Barclays Bank

BNYM – BNY Mellon

CDO – Collateralized Debt Obligation

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CDX.NA.HY – Credit Default Swap Index North America High Yield

CLO – Collateralized Loan Obligation

CVA – Dutch Certificate

DB – Deutsche Bank

EAFE – Europe Australasia Far East

ETF – Exchange-Traded Fund

EUR – European Monetary Unit

FREMF – Freddie Mac Multifamily

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GS – Goldman Sachs

HSBC – Hong Kong Shanghai Bank

ICE – Intercontinental Exchange

INR – Indian Rupee

IRS – Interest Rate Swap

JPM – JPMorgan

KRW – South Korean Won

LB – Lehman Brothers

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LIBOR12M – ICE LIBOR USD 12 Month

MSCI – Morgan Stanley Capital International

NZD – New Zealand Dollar

PJSC – Private Joint Stock Company

Summary of abbreviations (continued):

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S&P – Standard & Poor’s Financial Services LLC

S.F. – Single Family

TBA – To be announced

USD – US Dollar yr – Year

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Foundation® Moderate Allocation Fund	September 30, 2018 (Unaudited)

Assets:
Investments, at value[1]	$308,146,779
Cash	1,112,510
Cash collateral due from brokers	338,135
Foreign currencies, at value[2]	351,038
Receivable for securities sold	7,511,327
Dividends and interest receivable	1,451,228
Foreign tax reclaims receivable	254,037
Receivable for fund shares sold	104,902
Swap payments receivable	78,473
Unrealized appreciation on credit default swap contracts	33,313
Upfront payments paid on credit default swap contracts	33,273
Variation margin due from broker on futures contracts	3,781
Prepaid expenses	2,541
Variation margin due from broker on centrally cleared interest rate swap contracts	1,898
Unrealized appreciation on foreign currency exchange contracts	1

Total assets	319,423,236

Liabilities:
Payable for securities purchased	16,676,523
Other accrued expenses	260,793
Swap payments payable	161,896
Investment management fees payable to affiliates	150,031
Upfront payments received on credit default swap contracts	107,880
Payable for fund shares redeemed	74,742
Distribution fees payable to affiliates	71,156
Audit and tax fees payable	33,726
Variation margin due to broker on centrally cleared interest rate swap contracts	11,373
Legal fees payable to affiliates	3,601
Accounting and administration expenses payable to affiliates	1,258
Variation margin due to broker on centrally cleared credit default swap contracts	1,215
Unrealized depreciation on foreign currency exchange contracts	876
Trustees’ fees and expenses payable	766
Reports and statements to shareholders expenses payable to affiliates	216

Total liabilities	17,556,052

Total Net Assets	$301,867,184

Net Assets Consist of:
Paid-in capital	$246,230,749
Undistributed net investment income	100,189
Accumulated net realized gain on investments	5,344,090
Net unrealized appreciation of investments	49,020,538
Net unrealized depreciation of foreign currencies	(14,307)
Net unrealized depreciation of foreign currency exchange contracts	(875)
Net unrealized appreciation of futures contracts	245,806
Net unrealized appreciation of swap contracts	940,994

Total Net Assets	$301,867,184

Net Asset Value

Class A:
Net assets	$210,759,446
Shares of beneficial interest outstanding, unlimited authorization, no par	18,784,444
Net asset value per share	$11.22
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$11.90

Class C:
Net assets	$34,223,449
Shares of beneficial interest outstanding, unlimited authorization, no par	3,050,168
Net asset value per share	$11.22

Class R:
Net assets	$2,520,354
Shares of beneficial interest outstanding, unlimited authorization, no par	225,606
Net asset value per share	$11.17

Institutional Class:
Net assets	$54,363,935
Shares of beneficial interest outstanding, unlimited authorization, no par	4,841,605
Net asset value per share	$11.23

[1]Investments, at cost	$259,126,241
[2]Foreign currencies, at cost	357,695

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Foundation® Moderate Allocation Fund	Six months ended September 30, 2018 (Unaudited)

Investment Income:
Interest	$2,550,595
Dividends	2,081,033
Foreign tax withheld	(133,114)

4,498,514

Expenses:
Management fees	886,467
Distribution expenses — Class A	223,158
Distribution expenses — Class C	126,106
Distribution expenses — Class R	4,997
Dividend disbursing and transfer agent fees and expenses	122,123
Legal fees	76,162
Accounting and administration expenses	38,359
Audit and tax fees	36,214
Reports and statements to shareholders expenses	33,772
Registration fees	30,294
Custodian fees	29,686
Trustee’s fees and expenses	6,298
Other	61,019

1,674,655
Less expenses waived	(67,283)
Less expenses paid indirectly	(1,934)

Total operating expenses	1,605,438

Net Investment Income	2,893,076

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$6,692,078
Foreign currencies	(25,070)
Foreign currency exchange contracts	1,631
Futures contracts	(46,680)
Swap contracts	(129,738)

Net realized gain	6,492,221

Net change in unrealized appreciation (depreciation) of:
Investments	4,557,444
Foreign currencies	(18,681)
Foreign currency exchange contracts	(2,044)
Futures contracts	510,191
Swap contracts	488,371

Net change in unrealized appreciation (depreciation)	5,535,281

Net Realized and Unrealized Gain	12,027,502

Net Increase in Net Assets Resulting from Operations	$14,920,578

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Foundation® Moderate Allocation Fund

	Six months
	ended
	9/30/18	Year ended
	(Unaudited)	3/31/18
Increase in Net Assets from Operations:
Net investment income	$2,893,076	$4,719,725
Net realized gain	6,492,221	12,394,827
Net change in unrealized appreciation (depreciation)	5,535,281	4,048,253

Net increase in net assets resulting from operations	14,920,578	21,162,805

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,836,593)	(3,163,950)
Class C	(146,027)	(230,497)
Class R	(16,984)	(25,907)
Institutional Class	(639,167)	(1,285,322)

Net realized gain:
Class A	(6,272,435)	(9,875,265)
Class C	(634,457)	(1,247,958)
Class R	(58,884)	(96,841)
Institutional Class	(2,282,273)	(3,605,198)

	(11,886,820)	(19,530,938)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,987,108	6,263,019
Class C	2,749,374	1,626,492
Class R	457,759	1,778,651
Institutional Class	4,079,028	5,908,229

Net assets from merger*:
Class A	35,951,477	—
Class C	18,193,221	—
Class R	1,192,059	—
Institutional Class	7,277,852	—

	Six months
	ended
	9/30/18	Year ended
	(Unaudited)	3/31/18
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,423,788	11,860,547
Class C	758,868	1,416,440
Class R	75,867	122,744
Institutional Class	953,863	1,568,591

	83,100,264	30,544,713

Cost of shares redeemed:
Class A	$(11,384,948)	$(17,061,080)
Class C	(6,530,770)	(4,680,918)
Class R	(421,442)	(2,134,663)
Institutional Class	(24,701,874)	(23,740,255)

	(43,039,034)	(47,616,916)

Increase (Decrease) in net assets derived from capital share transactions	40,061,230	(17,072,203)

Net Increase (Decrease) in Net Assets	43,094,988	(15,440,336)

Net Assets:
Beginning of period	258,772,196	274,212,532

End of period	$301,867,184	$258,772,196

Undistributed (Distributions in excess of) net investment income	$100,189	$(154,116)

*See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5,6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended				10/1/14
9/30/18[1]	Year ended			to	Year ended
(Unaudited)	3/31/18	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13
$11.46	$11.42	$10.80	$11.97	$12.70	$12.52	$11.52

0.12	0.21	0.17	0.17	0.08	0.22	0.21
0.17	0.71	0.84	(0.54)	0.27	0.79	1.01

0.29	0.92	1.01	(0.37)	0.35	1.01	1.22

(0.11)	(0.21)	(0.24)	(0.17)	(0.12)	(0.18)	(0.22)
(0.42)	(0.67)	(0.15)	(0.63)	(0.96)	(0.65)	—

(0.53)	(0.88)	(0.39)	(0.80)	(1.08)	(0.83)	(0.22)

$11.22	$11.46	$11.42	$10.80	$11.97	$12.70	$12.52

2.55%	8.35%	9.45%	(3.32% )	2.89%	8.34%	10.66%

$210,759	$172,750	$170,801	$174,041	$195,937	$201,628	$220,891
1.16%	1.14%	1.14%	1.15%	1.16%	1.13%	1.13%
1.21%	1.17%	1.18%	1.18%	1.25%	1.17%	1.25%
2.12%	1.79%	1.49%	1.49%	1.34%	1.75%	1.75%
2.07%	1.76%	1.45%	1.46%	1.25%	1.71%	1.63%
46%	93%	133%	131%	65%	115%	135%

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5,6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended				10/1/14
9/30/18[1]	Year ended			to	Year ended
(Unaudited)	3/31/18	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13
$11.46	$11.42	$10.80	$11.97	$12.70	$12.55	$11.55

0.08	0.12	0.08	0.08	0.04	0.13	0.12
0.17	0.71	0.84	(0.53)	0.26	0.78	1.01

0.25	0.83	0.92	(0.45)	0.30	0.91	1.13

(0.07)	(0.12)	(0.15)	(0.09)	(0.07)	(0.11)	(0.13)
(0.42)	(0.67)	(0.15)	(0.63)	(0.96)	(0.65)	—

(0.49)	(0.79)	(0.30)	(0.72)	(1.03)	(0.76)	(0.13)

$11.22	$11.46	$11.42	$10.80	$11.97	$12.70	$12.55

2.14%	7.53%	8.62%	(4.06% )	2.50%	7.47%	9.81%

$34,224	$21,096	$22,602	$24,736	$28,965	$27,906	$22,838
1.92%	1.90%	1.90%	1.91%	1.92%	1.90%	1.90%
1.97%	1.93%	1.94%	1.94%	2.01%	1.94%	1.97%
1.36%	1.03%	0.73%	0.73%	0.58%	0.98%	0.98%
1.31%	1.00%	0.69%	0.70%	0.49%	0.94%	0.91%
46%	93%	133%	131%	65%	115%	135%

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5,6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended				10/1/14
9/30/18[1]	Year ended			to	Year ended
(Unaudited)	3/31/18	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13
$11.40	$11.37	$10.76	$11.93	$12.66	$12.50	$11.50

0.11	0.18	0.14	0.14	0.07	0.19	0.18
0.18	0.70	0.83	(0.54)	0.26	0.78	1.00

0.29	0.88	0.97	(0.40)	0.33	0.97	1.18

(0.10)	(0.18)	(0.21)	(0.14)	(0.10)	(0.16)	(0.18)
(0.42)	(0.67)	(0.15)	(0.63)	(0.96)	(0.65)	—

(0.52)	(0.85)	(0.36)	(0.77)	(1.06)	(0.81)	(0.18)

$11.17	$11.40	$11.37	$10.76	$11.93	$12.66	$12.50

2.44%	8.01%	9.11%	(3.59% )	2.76%	7.99%	10.38%

$2,520	$1,580	$1,801	$1,982	$2,501	$24,307	$23,566
1.42%	1.40%	1.40%	1.41%	1.42%	1.40%	1.40%
1.47%	1.43%	1.44%	1.44%	1.51%	1.44%	1.57%
1.86%	1.53%	1.23%	1.23%	1.08%	1.48%	1.48%
1.81%	1.50%	1.19%	1.20%	0.99%	1.44%	1.31%
46%	93%	133%	131%	65%	115%	135%

Financial highlights

Delaware Foundation® Moderate Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5,6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended				10/1/14
9/30/18[1]	Year ended			to	Year ended
(Unaudited)	3/31/18	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13
$11.46	$11.42	$10.80	$11.98	$12.71	$12.52	$11.52

0.14	0.24	0.19	0.19	0.10	0.25	0.24
0.17	0.71	0.84	(0.54)	0.26	0.79	1.00

0.31	0.95	1.03	(0.35)	0.36	1.04	1.24

(0.12)	(0.24)	(0.26)	(0.20)	(0.13)	(0.20)	(0.24)
(0.42)	(0.67)	(0.15)	(0.63)	(0.96)	(0.65)	—

(0.54)	(0.91)	(0.41)	(0.83)	(1.09)	(0.85)	(0.24)

$11.23	$11.46	$11.42	$10.80	$11.98	$12.71	$12.52

2.67%	8.60%	9.70%	(3.17% )	3.01%	8.62%	10.91%

$54,364	$63,346	$79,009	$73,036	$62,799	$60,134	$66,263
0.92%	0.90%	0.90%	0.91%	0.92%	0.90%	0.90%
0.97%	0.93%	0.94%	0.94%	1.01%	0.94%	0.97%
2.36%	2.03%	1.73%	1.73%	1.58%	1.98%	1.98%
2.31%	2.00%	1.69%	1.70%	1.49%	1.94%	1.91%
46%	93%	133%	131%	65%	115%	135%

Notes to financial statements

Delaware Foundation® Moderate Allocation Fund	September 30, 2018 (Unaudited)

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers one fund: Delaware Foundation® Moderate Allocation Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation with current income as a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at net asset value (NAV), as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended Sept. 30, 2018 and for all open tax years (years ended March 31, 2015–March 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended Sept. 30, 2018, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Underlying Funds – The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund invests include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement,

Notes to financial statements

Delaware Foundation® Moderate Allocation Fund

1. Significant Accounting Policies (continued)

retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 28, 2018, and matured on the next business day.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gain (loss) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended Sept. 30, 2018, the Fund earned $1,664 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended Sept. 30, 2018, the Fund earned $270 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fees and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.90% of average daily net assets from April 1, 2018 through Sept. 30, 2018.* For purposes of those waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Jackson Square Partners, LLC (JSP), a related party of DMC, furnishes investment sub-advisory services to the Fund. For these services, DMC, not the Fund, pay JSP fees based on the aggregate average daily net assets of the Fund at the following annual rate: 0.39% of the first $500 million; 0.36% of the next $500 million; 0.33% of the next $1.5 billion; and 0.30% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each

Notes to financial statements

Delaware Foundation® Moderate Allocation Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. For the six months ended Sept. 30, 2018, the Fund was charged $7,051 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds from April 1, 2018 through June 30, 2018 at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. Effective July 1, 2018, the Fund as well as the other Delaware Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the transfer agent agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Sept. 30, 2018, the Fund was charged $18,906 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of Class R shares. The fees are calculated daily and paid monthly. In connection with the merger with Delaware Balanced Fund, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (2) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Sept. 30, 2018, the Fund was charged $14,804 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Sept. 30, 2018, DDLP earned $3,427 for commissions on sales of the Fund’s Class A shares. For the six months ended Sept. 30, 2018, DDLP received gross CDSC commissions of $910 on redemptions of the Fund’s Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the amount of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from July 29, 2017 through July 29, 2019.

3. Investments

For the six months ended Sept. 30, 2018, the Fund made purchases and sales of investment securities other than US government securities and short-term investments as follows:

Purchases other than US government securities	$43,912,777
Purchases of US government securities	81,637,859
Sales other than US government securities	57,217,060
Sales of US government securities	94,047,465

At Sept. 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$258,263,502

Aggregate unrealized appreciation of investments and derivatives	$63,384,349
Aggregate unrealized depreciation of investments and derivatives	(12,296,891)

Net unrealized appreciation of investments and derivatives	$51,087,458

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the

Notes to financial statements

Delaware Foundation® Moderate Allocation Fund

3. Investments (continued)

circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2018:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock
Consumer Discretionary	$17,855,547	$—	$—	$17,855,547
Consumer Staples	10,960,015	—	—	10,960,015
Energy	11,094,503	—	—	11,094,503
Financials	21,819,555	363,126	—	22,182,681
Healthcare	20,520,226	—	—	20,520,226
Industrials	18,549,052	—	—	18,549,052
Information Technology	28,780,434	—	—	28,780,434
Materials	5,875,801	—	—	5,875,801
Real Estate	15,950,804	46,933	—	15,997,737
Telecommunication Services	6,243,661	—	—	6,243,661
Utilities	1,915,327	—	—	1,915,327
Exchange-Traded Funds	8,351,123	—	—	8,351,123
Limited Partnerships	162,566	—	—	162,566
Corporate Debt	—	63,742,787	—	63,742,787
Leveraged Non-Recourse Security	—	—	—	—
Municipal Bonds	—	973,198	—	973,198
Non-Agency Commercial Mortgage-Backed Security	—	62,660,645	—	62,660,645
Loan Agreements[1]	—	4,505,808	271,975	4,777,783
Foreign Debt	—	2,279,301	—	2,279,301
US Treasury Obligations	—	509,183	—	509,183
Preferred Stock[1]	1,242,854	125,971	—	1,368,825
Short-Term Investments	—	3,346,384	—	3,346,384

Total Value of Securities	$169,321,468	$138,553,336	$271,975	$308,146,779

Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	$—	$1	$—	$1
Futures Contracts	291,654	—	—	291,654
Swap Contracts	—	1,091,123	—	1,091,123
Liabilities:
Foreign Currency Exchange Contracts	$—	$(876)	$—	$(876)
Futures Contracts	(45,848)	—	—	(45,848)
Swap Contracts	—	(57,266)	—	(57,266)

Notes to financial statements

Delaware Foundation® Moderate Allocation Fund

3. Investments (continued)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	94.31%	5.69%	100.00%
Preferred Stock	90.80%	9.20%	—	100.00%

2Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.

During the period ended Sept. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at Sept. 30, 2018. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 2 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 9/30/18	Year ended 3/31/18
Shares sold:
Class A	835,371	540,718
Class C	87,245	141,226
Class R	10,902	153,284
Institutional Class	786,712	509,566

Shares from merger:
Class A	3,209,953	—
Class C	1,624,395	—
Class R	106,911	—
Institutional Class	649,729	—

Shares issued upon reinvestment of dividends and distributions:
Class A	666,686	1,058,091
Class C	68,088	126,570
Class R	6,843	11,013
Institutional Class	85,545	139,823

	8,138,380	2,680,291

Shares redeemed:
Class A	(1,006,793)	(1,481,230)
Class C	(571,080)	(406,035)
Class R	(37,579)	(184,120)
Institutional Class	(2,206,620)	(2,040,580)

	(3,822,072)	(4,111,965)

Net increase (decrease)	4,316,308	(1,431,674)

Notes to financial statements

Delaware Foundation® Moderate Allocation Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended Sept. 30, 2018 and the year ended March 31, 2018, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A Shares	Class C Shares	Class A Shares	Class Shares	Value
Six months ended
9/30/18	23,802	141,232	140,994	23,780	$1,902,805
Year ended
3/31/18	1,675	—	—	1,673	19,247

5. Fund Merger

As of the close of business on July 27, 2018, the Fund acquired all of the assets and liabilities of Delaware Foundation Conservative Allocation Fund (“Acquired Fund”), an open-end investment company, in exchange for the shares of Delaware Foundation Moderate Allocation Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund by a taxable exchange prior to the Reorganization, as shown in the following table:

	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquired Fund Net Assets	Conversion Ratio
Class A	3,847,090	3,209,953	$35,951,477	0.834
Class C	1,940,385	1,624,395	18,193,221	0.837
Class R	127,564	106,911	1,192,059	0.838
Institutional Class	776,847	649,229	7,277,852	0.836

The net assets of the Acquiring Fund before the acquisition were $243,255,988. The net assets of the Acquiring Fund immediately following the acquisition were $305,870,597.

If the acquisition had been completed on April. 1, 2018, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the six months ended Sept. 30, 2018, would have been as follows (unaudited):

Net investment income	$3,323,744	(a)
Net realized gain	7,681,988	(b)
Net change in unrealized appreciation (depreciation)	4,987,254	(c)

Net increase in net assets resulting from operations	$15,992,986

(a)$2,893,076, as reported in the Statement of operations, plus $430,668 net investment income from Delaware Foundation Conservative Allocation Fund pre-merger.

(b)$6,492,221, as reported in the Statement of operations, plus $1,189,767 net realized gain from Delaware Foundation Conservative Allocation Fund pre-merger.

(c)$5,535,281, as reported in the Statement of operations, plus $(548,027) net change in unrealized appreciation (depreciation) from Delaware Foundation Conservative Allocation Fund pre-merger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s Statement of operations since July 30, 2018.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $130,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

The Fund had no amounts outstanding as of Sept. 30, 2018, or at any time during the period then ended.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into

Notes to financial statements

Delaware Foundation® Moderate Allocation Fund

7. Derivatives (continued)

these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended Sept. 30, 2018, the Fund entered into foreign currency exchange contracts to hedge the US dollar value of securities the Fund already owns that are denominated in foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At Sept. 30, 2018, the Fund posted $205,000 in cash as margin for open futures contracts, which is included in “Cash collateral due from broker” on the “Statement of assets and liabilities.”

During the six months ended Sept. 30, 2018, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.

Swap Contracts — The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into interest rate swaps to manage its sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Sept. 30, 2018, the Fund entered into interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Sept. 30, 2018, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts.

Notes to financial statements

Delaware Foundation® Moderate Allocation Fund

7. Derivatives (continued)

The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for central cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended Sept. 30, 2018, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Sept. 30, 2018, the Fund entered into CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.” For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At Sept. 30, 2018, the Fund posted $133,135 in cash collateral for open centrally cleared CDS contracts, which is included in “Cash collateral due from broker” on the “Statement of assets and liabilities.”

Fair values of derivative instruments as of Sept. 30, 2018 were as follows:

	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$1	$—	$—	$1
Variation margin due to broker on centrally cleared interest rate swap contracts**	—	1,898	—	1,898
Variation margin due from broker on futures contracts*	—	291,654	—	291,654
Unrealized appreciation on credit default swap contracts	—	—	33,313	33,313

Total	$1	$293,552	$66,586	$326,866

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Variation margin due to brokers on futures contracts*	$—	$45,848	$—	$45,848
Unrealized depreciation on foreign currency exchange contracts	876	—	—	876
Variation margin due to brokers on centrally cleared interest rate swap contracts**	—	11,373	—	11,373
Variation margin due to brokers on centrally cleared credit default swap contracts**	—	—	1,215	1,215

Total	$876	$57,221	$1,215	$59,312

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through Sept. 30, 2018. Only current day variation margin is reported on the “Statement of assets and liabilities.”

**Includes cumulative appreciation (depreciation) of centrally cleared swap contracts from the date the contracts were opened through Sept. 30, 2018. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended Sept. 30, 2018 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$1,631	$—	$—	$1,631
Interest rate contracts	—	(46,680)	(14,326)	(61,006)
Credit contracts	—	—	(115,412)	(115,412)

Total	$1,631	$(46,680)	$(129,738)	$(174,787)

Notes to financial statements

Delaware Foundation® Moderate Allocation Fund

7. Derivatives (continued)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(2,044)	$—	$—	$(2,044)
Interest rate contracts	—	510,191	462,295	972,486
Credit contracts	—	—	26,076	26,076

Total	$(2,044)	$510,191	$488,371	$996,518

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Sept. 30, 2018.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (average cost)	$74,676	$190,508
Futures contracts (average notional value)	718,559	28,381,008
CDS contracts (average notional value)*	5,116,339	—
Interest rate swap contracts (average notional value)**	—	24,690,669

*Long represents buying protection and short represents selling protection.

**Long represents fixed interest payments and short represents paying fixed interest payments.

8. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At Sept. 30, 2018, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$1	$(876)	$(875)
Hong Kong Shanghai Bank	33,313	—	33,313

Total	$33,314	$(876)	$32,438

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
BNY Mellon	$(875)	$—	$—	$—	$—	$(875)
Hong Kong Shanghai Bank	33,313	—	—	—	—	33,313

Total	$32,438	$—	$—	$—	$—	$32,438

Master Repurchase Agreements

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an MRA). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of Sept. 30, 2018, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$284,375	$(284,375)	$—	$(284,375)	$—
Bank of Montreal	782,032	(782,032)	—	(782,032)	—
BNP Paribas	1,073,593	(1,073,593)	—	(1,073,593)	—

Total	$2,140,000	$(2,140,000)	$—	$(2,140,000)	$—

(a)The value of the related collateral received exceeded the value of the net position and repurchase agreements as of Sept. 30, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

Notes to financial statements

Delaware Foundation® Moderate Allocation Fund

9. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Sept. 30, 2018, the Fund had no securities out on loan.

10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of

Notes to financial statements

Delaware Foundation® Moderate Allocation Fund

10. Credit and Market Risk (continued)

principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended Sept. 30, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities held by the Fund have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

13. Subsequent Events

On Nov. 5, 2018, the Fund, along with the other Participants, entered into an amendment to the agreement for a $190,000,000 revolving line of credit to be used as described in Note 6 and to be operated in substantially the same manner as the agreement described in Note 6. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 4, 2019.

Notes to financial statements

Delaware Foundation® Moderate Allocation Fund

13. Subsequent Events (continued)

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2018, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Foundation® Moderate Allocation Fund

Board consideration of sub-advisory agreements for Delaware Foundation Moderate Allocation Fund at a meeting held May 16-17, 2018

At a meeting held on May 16-17, 2018, the Board of Trustees of Delaware Group® Foundation Funds, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Europe Limited (“MIMEL”) and Macquarie Funds Management Hong Kong (“MFMHK”) for Delaware Foundation Moderate Allocation Fund (the “Fund”). MIMEL and MFMHK may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL and MFMHK, including its personnel, operations, and financial condition, which had been provided by MIMEL and MFMHK, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL and MFMHK; information concerning MIMEL’s and MFMHK’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s and MFMHK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL and MFMHK; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMEL and MFMHK each would provide as a sub-advisor to the Fund. The Trustees considered the investment process to be employed by MIMEL and MFMHK in connection with DMC’s collaboration with MIMEL and MFMHK in managing the Fund, and the qualifications and experience of MIMEL and MFMHK’s equity teams with regard to implementing the Fund’s investment mandates. The Board considered MIMEL and MFMHK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMEL and MFMHK, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMEL and MFMHK to the Fund. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMEL and MFMHK, as well as MIMEL and MFMHK’s ability to render such services based on its experience, organization and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies. In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike

Other Fund information (Unaudited)

Delaware Foundation® Moderate Allocation Fund

Board consideration of sub-advisory agreements for Delaware Foundation Moderate Allocation Fund at a meeting held May 16-17, 2018 (continued)

traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to access to the additional quantitative investment resources and related technology support of MIMGL and MFMHK.

Sub-advisory fees. The Board considered that DMC would not pay MIMEL and MFMHK fees in conjunction with the services that would be rendered to the sub-advised Fund. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMEL and MFMHK would provide trade execution support, but that DMC’s portfolio managers for the Fund would retain portfolio management discretion over the Fund.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Fund increased, as applicable. The Board also considered that DMC and its affiliates may benefit by marketing a global approach to the portfolio management of its fixed income investment strategies.

Board consideration of advisory agreement and sub-advisory agreement for Delaware Foundation Moderate Allocation Fund at a meeting held August 15-16, 2018

At a meeting held on Aug. 15-16, 2018 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Foundation Moderate Allocation Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) and Sub-Advisory Agreement with Jackson Square Partners, LLC (“JSP”) included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”) and JSP, as applicable, concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2018, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s or JSP’s, as applicable, policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory and sub-advisory agreements, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, quality, and extent of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders (a) through each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by DMC.

Nature, quality, and extent of services. The Board considered the services provided by JSP to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of JSP personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of JSP and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by JSP.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/

Other Fund information (Unaudited)

Delaware Foundation® Moderate Allocation Fund

Board consideration of advisory agreement and sub-advisory agreement for Delaware Foundation Moderate Allocation Fund at a meeting held August 15-16, 2018 (continued)

worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2018. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation moderate funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-and 5-year periods was in the third quartile of its Performance Universe. The Board observed that the Fund’s performance results were mixed but tended toward median, which was acceptable.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by JSP in relation to the services being provided to the Fund and in relation to JSP’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by JSP in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2018, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

About the organization

Board of trustees

Shawn K. Lytle President and Chief Executive Officer Delaware Funds® by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Foundation® Moderate Allocation Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® FOUNDATION FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2018

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 5, 2018